DLJ WINTHROP Funds

Prospectus
February 28, 2000

Leadership through Experience

DLJ WINTHROP FOCUS FUNDS
DLJ Winthrop Growth Fund
DLJ Winthrop Growth and Income Fund
DLJ Winthrop Small Company Value Fund
DLJ Winthrop Fixed Income Fund
DLJ Winthrop Municipal Trust Fund

DLJ WINTHROP OPPORTUNITY FUNDS
DLJ Winthrop International Equity Fund
DLJ Winthrop Developing Markets Fund
DLJ Winthrop High Income Fund
DLJ Winthrop Municipal Money Fund
DLJ Winthrop U.S. Government Money Fund

This prospectus provides information about two separate series of Funds: the DLJ Winthrop Focus Funds and the DLJ Winthrop Opportunity Funds. Each series has a number of individual funds. Each fund has a separate investment objective and portfolio of investments.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

4    DLJ Winthrop Focus Funds' Risk Return Summary
9    DLJ Winthrop Opportunity Funds' Risk Return Summary
13   Summary of DLJ Winthrop Fund Expenses
14   Annual Fund Operating Expenses
16   Purchase Information
17   DLJ Winthrop Focus Funds' Investment Objectives and Policies
23   DLJ Winthrop Opportunity Funds' Investment Objectives and Policies
29   Additional Information on Investment Policies and Risks
33   Fund Management
35   How to Buy and Sell Shares
38   Other Shareholder Information
42   Additional Shareholder Services
44   Distribution Charges
44   Dividend and Distribution Information
45   Taxes
47   Financial Highlights
52   For More Information

This part of the prospectus summarizes each Fund's investment objective, principal investment strategies and principal risks. This section also contains limited performance data. More information about the DLJ Winthrop Funds is contained in "DLJ Focus Funds' Investment Objectives and Policies", DLJ Winthrop Opportunity Funds' Investment Objectives and Policies" and "Additional Information on Investment Policies and Risks." Please read the entire prospectus carefully before investing and save it for future reference.

DLJ WINTHROP FOCUS FUNDS' RISK RETURN SUMMARY

THE DLJ WINTHROP GROWTH FUND

The DLJ WINTHROP GROWTH FUND's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing in companies that offer long-term capital appreciation. The Fund invests in common stock, securities convertible into common stock and other equity securities of well-known and established companies. The Fund takes a long-term view of each stock it buys, holding each company until its long-term growth potential no longer meets the Fund's requirements. Generally, the Fund attempts to identify companies with growth rates that will exceed that of the S&P 500 Index. The Fund may also make an investment to earn income when its Adviser believes that it will not compromise the investment objective. To achieve this objective, the Fund may invest up to 35% of the value of its assets in investment-grade fixed income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers' acceptances and other financial instruments. The Fund may also invest in non-U.S. securities.

Like any investment, an investment in the DLJ Winthrop Growth Fund is subject to risk and you could lose money. While investments are selected that the Adviser believes will experience long-term appreciation, their value could decline. The Fund is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk by showing variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the S&P 500 Composite Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       28%
1998       28%
1997       28%
1996       20%
1995       24%
1994       -4%
1993       14%
1992        2%
1991       28%
1990       -7%

      During the 10-year period shown in the bar chart for Class A shares, the highest return for a quarter was 21.16% (quarter ending 12/31/98) and the lowest return for a quarter was -15.22% (quarter ending 9/30/90).

      The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

================================================================================
Average Annual Total Returns
 (for the periods ending
    December 31, 1999)       Past Year         Past 5 years      Past 10 years
================================================================================
 Growth Fund Class A            20.57%            24.14%            14.54%
 Growth Fund Class B            22.93%             N/A               N/A
================================================================================
       S&P 500*                 21.04%            28.55%            18.21%
================================================================================

The Fund commenced offering Class D shares on May 13, 1999. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

*The S & P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses. The returns for the Fund reflect the maximum applicable sales charges currently in effect.

THE DLJ WINTHROP GROWTH AND INCOME FUND

The DLJ Winthrop Growth and Income Fund's investment objective is long-term capital appreciation and continuity of income. The Fund seeks to achieve its objective by investing in dividend paying common stock and by diversifying its investments among different industries and different companies. Securities are selected on the basis of their investment merit and their potential for appreciation in value and/or income, with a focus on stability. The Adviser identifies companies that it believes are undervalued and waits for the market to discover that value. A portion of the Fund is invested in debt securities that are of investment-grade quality, U.S. Government securities and money market instruments. The Fund may also invest in non-U.S. securities. There is no fixed percentage of the Fund's assets that must be invested in any particular type of security.

Like any investment, an investment in the DLJ Winthrop Growth and Income Fund is subject to risk and you could lose money. While the Fund seeks investments that will appreciate in value and/or provide income, the Adviser could select securities that will decline in value and provide no income.

The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the S&P 500 Composite Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       10%
1998       19%
1997       33%
1996       22%

1995       30%
1994       -2%
1993       16%
1992        6%
1991       24%
1990       -3%

      During the 10-year period shown in the bar chart for Class A shares, the highest return for a quarter was 16.00% (quarter ending 12/31/98) and the lowest return for a quarter was -9.97% (quarter ending 9/30/90).

      The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

================================================================================
Average Annual Total Returns
 (for the periods ending
      December 31, 1999)            Past Year      Past 5 years  Past 10 years
================================================================================
  Growth and Income Fund Class A      4.06%           20.94%         14.01%
  Growth and Income Fund Class B      5.64%            N/A            N/A
================================================================================
           S&P 500*                  21.04%           28.55%         18.21%
================================================================================

The Fund commenced offering Class D shares on April 30, 1999. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

*The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses. The returns for the Fund reflect the maximum applicable sales charges currently in effect.

THE DLJ WINTHROP SMALL COMPANY VALUE FUND

The DLJ Winthrop Small Company Value Fund's investment objective is a high level of growth of capital. The Fund seeks to achieve its objective by investing in common stock and other equity securities of "small cap" companies that appear to be undervalued. Companies with market capitalizations of $2 billion or less at the time of purchase are considered to be "small cap" companies.

This Fund's investment objective causes it to be riskier than other funds and you could lose money. While the Fund seeks investments that provide a high level of growth of capital, they may decline in value. You should not invest in this Fund if your principal objective is assured income or capital preservation. Investments in smaller companies often involve greater risks than investments in larger, more established companies. Smaller companies may have less management experience, fewer financial resources, and limited product diversification, all of which may increase risk.

The frequency and trading volume for securities of smaller companies are substantially less than for larger companies. This can result in greater and more abrupt price fluctuations and can cause small cap stocks to be less liquid than securities of larger companies. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the Russell 2000 Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999        1%
1998       -5%
1997       26%
1996       15%
1995       20%
1994       -1%
1993       22%
1992       18%
1991       51%
1990      -13%

      During the 10 year period shown in the bar chart for Class A shares, the highest return for a quarter was 17.81% (quarter ending 3/31/91) and the lowest return for a quarter was -18.15% (quarter ending 9/30/98).

      The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

================================================================================
Average Annual Total Returns
 (for the periods ending
   December 31, 1999)                 Past Year    Past 5 years    Past 10 years
================================================================================
Small Company Value Fund Class A       -4.35%          9.65%           11.48%
Small Company Value Fund Class B       -3.29%          N/A              N/A
================================================================================
         Russell 2000*                 21.26%         16.69%           13.40%
================================================================================

*The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses. The returns for the Fund reflect the maximum applicable sales charges currently in effect.

THE DLJ WINTHROP FIXED INCOME FUND

The DLJ Winthrop Fixed Income Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and non-convertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade intermediate-term corporate bonds and U.S. Government securities, as well as in commercial paper and obligations issued or guaranteed by national or state banks. In addition, the Adviser actively manages the maturities of the securities in the portfolio in response to the Adviser's anticipation of the movement of interest rates and relative yields. The Fund seeks to limit risk by selecting investment-grade debt securities.

While the Fund seeks investments that will satisfy its investment objective, the investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities.

The Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. As interest rates rise, absent other factors, bond prices and the value of your investments will fall. The Fund is also subject to the risk that, in seeking to enhance total return, the Adviser will incorrectly forecast changes in interest rates or improperly assess the value of debt securities. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the Lehman Brothers Government/Corporate Intermediate Bond Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       -1%
1998        8%
1997        8%
1996        3%
1995       15%
1994       -4%
1993       10%
1992        7%
1991       14%
1990        9%

      During the 10 year period shown in the bar chart for Class A shares, the highest return for a quarter was 5.09% (quarter ending 12/31/91) and the lowest return for a quarter was -2.88% (quarter ending 3/31/94).

      The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

================================================================================
Average Annual Total Returns
 (for the periods ending
    December 31, 1999)              Past Year     Past 5 years     Past 10 years
================================================================================
Fixed Income Fund Class A             -5.38%         5.16%             6.24%
Fixed Income Fund Class B             -5.35%          N/A               N/A
================================================================================
Lehman Index**                         0.39%         7.10%             7.26%
================================================================================

The Fund commenced offering Class D shares on April 30, 1999. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

**The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index and does not include fees or expenses in its calculation. The returns for the Fund reflect the maximum applicable sales charges currently in effect.

THE DLJ WINTHROP MUNICIPAL TRUST FUND

The DLJ Winthrop Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. By high-grade tax-exempt municipal securities, we mean securities rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. It is important to note that unlike most other municipal bond funds, the Fund's objective is not to provide current income that is exempt from federal and/or state income tax. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade, intermediate-term municipal securities. In addition, the Adviser actively manages the maturities of the securities in the portfolio in response to the Adviser's anticipation of the movement of interest rates and relative yields. Certain investments are selected that the Adviser believes are undervalued. The Fund attempts to limit risk by selecting investment-grade debt securities and by maintaining an average maturity of between five and ten years.

While the Fund seeks investments that will satisfy its investment objective, these investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Fund is also subject to the risk that, in seeking to enhance total return, the Adviser will incorrectly forecast changes in interest rates or improperly assess the value of municipal securities. Like all bond funds, this Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. As interest rates rise, absent other factors, bond prices and the value of your investment will fall. The Fund is also subject to risks of investing in municipal securities. These risks include uncertainties regarding the securities' tax status, political and legislative changes and the rights of their holders. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 and 5 years and from inception, compare to those of the Lehman Brothers Seven Year Municipal Bond Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       -1%
1998        5%
1997        8%
1996        4%
1995       12%
1994       -3%

      During the 6 year period shown in the bar chart for Class A shares, the highest return for a quarter was 4.52% (quarter ending 3/31/95) and the lowest return for a quarter was -4.18% (quarter ending 3/31/94). 1994 was the first full calendar year of operations.

      The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

================================================================================
Average Annual Total Returns
 (for the periods ending
   December 31, 1999)         Past Year  Past 5 years  From inception on 7/28/93
================================================================================
Municipal Trust Fund Class A   -6.10%      4.32%                   3.22%
Municipal Trust Fund Class B   -5.89%       N/A                     N/A
================================================================================
           LBSYMBI*            -0.14%      6.35%                   5.12%**
================================================================================

* The Lehman Brothers Seven Year Municipal Bond Index ("LBSYMBI") is comprised of municipal securities having an average approximate maturity of seven years and does not include fees or expenses in its calculation. The returns for the Fund reflect the maximum applicable sales charges currently in effect.

** For comparative purposes the value of the index on 7/31/93 is used for the beginning value on 7/28/93.

DLJ WINTHROP OPPORTUNITY FUNDS' RISK RETURN SUMMARY
THE DLJ WINTHROP DEVELOPING MARKETS FUND'S

The DLJ Winthrop Developing Markets Fund's investment objective is to provide long-term growth by investing in common stocks and other equity securities of companies from developing countries. The Fund seeks to achieve its objective by investing in companies from the countries included in the Morgan Stanley Capital Index ("MSCI") Emerging Markets Free Index that are identified by the Adviser as being best positioned to take advantage of certain economic and political factors. The Fund seeks to identify countries, and then the industries, where economic and political factors are likely to produce above average growth. The Fund uses a fundamental analysis on common stock in countries the Adviser believes demonstrate a strong potential for expansion, a trend toward modernizing production and high levels of economic growth. The Fund invests in securities of issuers in at least three different developing countries. You should not invest in this Fund if your principal objective is assured income or capital preservation.

This Fund's investment objective causes it to be riskier than other Funds and you could lose money. While the Fund seeks investments that provide a high level of growth of capital, they may decline in value. The Fund invests primarily in non-U.S. securities (securities of non-U.S. based issuers or issuers that do business principally outside the United States) from issuers in developing markets. Investments in non-U.S. securities present additional risks including greater price volatility and a lack of liquidity. Investments in developing markets present further risks because they tend to be smaller, less mature and less stable than developed markets. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest and foreign exchange rates. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 year and from inception, compare to those of the MSCI Emerging Markets Free Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999        69%
1998       -22%
1997        -6%
1996         4%

      During the 4 year period shown in the bar chart for Class A shares, the highest return for a quarter was 27.74% (quarter ending 12/31/99) and the lowest return for a quarter -21.96% (quarter ending 6/30/98). 1996 was the first full calendar year of operations.

      The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

================================================================================
Average Annual Total Returns
 (for the periods ending
    December 31, 1999)                  Past Year     From Inception on 9/8/95
================================================================================
Developing Markets Fund Class A          59.11%                   4.16%
Developing Markets Fund Class B          63.45%                   4.78%
================================================================================
MSCI Emerging Markets Free Index*        66.41%                   3.09%
================================================================================

* The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The returns for the Index do not include any sales charges, fees or other expenses. The returns for the Fund reflect the maximum applicable sales charges.

THE DLJ WINTHROP INTERNATIONAL EQUITY FUND

The DLJ Winthrop International Equity Fund's investment objective is long-term growth by investing in equity securities from established international markets. The Fund seeks to achieve this objective by investing in a diversified portfolio of investments that include companies from the countries of the MSCI Europe, Australia and Far East Index (the "EAFE Index"), an unmanaged index of over 1,000 foreign stock prices. The Fund seeks to identify countries and industries with favorable growth prospects. Once the countries have been selected, the Adviser chooses the stocks and industries in each country. The Adviser employs a comprehensive top-down approach to invest in industries in each country that are, in the opinion of the Adviser, likely to do well and in stocks with reasonable value, reliable earnings and high quality management.

Like any investment, an investment in the Fund is subject to risk and you could lose money. While the Fund selects investments that the Adviser believes will appreciate in value, those securities could decline in value and provide no income. The Fund invests primarily in non-U.S. securities (securities of non-U.S. based issuers or issuers that do business principally outside the United States ). Investments in non-U.S. securities present additional risks including greater price volatility and a lack of liquidity. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest and foreign exchange rates. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 year and from inception compare to those of the MSCI-EAFE(R) Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       28%
1998       18%
1997        7%
1996        6%

      During the 4 year period shown in the bar chart for Class A shares, the highest return for a quarter was 19.76% (quarter ending 12/31/99) and the lowest return for a quarter was -15.46% (quarter ending 9/30/98). 1996 was the first full calendar year of operations.

      The annual returns, referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

================================================================================
Average Annual Total Returns
 (for the periods ending
   December 31, 1999)               Past Year            From inception 9/8/95
================================================================================
International Equity Fund Class A     20.57%                    12.10%
International Equity Fund Class B     22.97%                    12.81%
================================================================================
         MSCI -EAFE*                  27.30%                    14.02%
================================================================================

The Fund commenced offering Class D shares on May 13, 1999. Prior to the date of this prospectus, the Fund had not yet commenced offering Class C shares.

*The MSCI-EAFE(R) is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin Countries. The index is the property of Morgan Stanley & Co. Incorporated. The returns for the Index do not include any sales charges, fees or other expenses. The returns for the Fund reflect the maximum applicable sales charges.

THE DLJ WINTHROP MUNICIPAL MONEY FUND

The DLJ Winthrop Municipal Money Fund's investment objective is maximum current income, consistent with liquidity and safety of principal. The Fund seeks to achieve this objective by investing in a diversified portfolio of municipal securities that is intended to be exempt from Federal income taxes. The Fund earns income at current money market rates, and its yield generally reflects short-term interest rates which vary from day to day. Such municipal securities will have varying lengths of maturities but will generally have remaining maturities of one year or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in the Fund.

Because this Fund began operations in February, 1997, the first full calendar year of performance was 1998. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       2%
1998       3%

      During the 2 year period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ending 6/30/98) and the lowest return for a quarter was .53% (quarter ending 3/31/99).

================================================================================
Average Annual Total Returns
 (for the periods ending
    December 31, 1999)        Past Year            From Inception on 2/24/97
================================================================================
Municipal Money Fund            2.44 %                        2.67%
================================================================================

Seven Day Yield as of December 31, 1999 was 3.64%

THE DLJ WINTHROP U.S. GOVERNMENT MONEY FUND

The DLJ Winthrop U.S. Government Money Fund's investment objective is maximum current income, consistent with liquidity and safety of principal. The Fund seeks to achieve its objective by investing in a portfolio of U.S. Government securities, including issues of the U.S. Treasury and other government agencies, which generally have remaining maturities of one year or less and collateralized repurchase agreements.

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in the Fund. The Fund earns income at current market rates, and its yield generally reflects short-term interest rates, which vary from day to day.

Because this Fund began operations in February, 1997, the first full calendar year of performance was 1998. The Fund's past performance is not necessarily an indication of how it will perform in the future.

1999       4%
1998       5%

      During the 2 year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ending 9/30/98) and the lowest return for a quarter was 1.00% (quarter ending 3/31/99).

================================================================================
   Average Annual Total Returns
   (for the periods ending
    December 31, 1999)                  Past Year      From Inception on 2/24/97
================================================================================
    U.S. Government Money Fund            4.34%                   4.60%
================================================================================

      Seven Day Yield as of December 31, 1999 is 4.54%

THE DLJ WINTHROP HIGH INCOME FUND

The DLJ Winthrop High Income Fund's primary investment objective is to provide a high level of current income and a secondary objective is capital appreciation. The Fund seeks to achieve its objective by investing in fixed income securities of U.S. issuers that are rated below investment-grade quality or unrated fixed income securities deemed to be of comparable quality. Lower grade fixed income securities are commonly known as "junk bonds".

This investment objective causes it to be riskier than other Funds and you could lose money. Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and non-payment of interest. The market value of longer maturity debt securities, like those held by the Fund, is more sensitive to interest rate changes than the market value of shorter maturity debt securities. The Fund is not recommended for investors whose principal objectives are assured income or capital preservation. This Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income and secondarily capital appreciation.

Because this Fund began operations in March 1999 it does not have a full calendar year of performance.

SUMMARY OF DLJ WINTHROP FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the DLJ Winthrop Funds.

----------------------------------------------------------------------------------------------------------------------------
                            Fixed        Income Funds*                                  Equity Funds**         Money
                                                                                                               Funds***
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES:           Class A    Class B    Class C   Class D   Class A    Class B     Class C   Class D
(These fees are paid        (1)        (2)                            (1)        (2)
directly from your
investment.)
---------------------------                                                                                    -------------
Maximum sales charge        4.75%      None       None      None      5.75%      None        None      None    None
(load) imposed on
purchases (as a
percentage of offering
price)
---------------------------                                                                                    -------------
Maximum sales charge        None       None       None      None      None       None        None      None    None
(load) imposed on
reinvested dividends (as
a percentage of offering
price)
---------------------------                                                                                    -------------

---------------------------                                                                                    -------------
Maximum deferred sales      None       4% (3)     1% (4)    None      None       4% (3)      1% (4)    None    None
charge (as a percentage
of original purchase
price or redemption
proceeds, as applicable)
---------------------------                                                                                    -------------
Redemption Fees             None       None       None      None      None       None        None      None    None
---------------------------                                                                                    -------------
Exchange Fee                None       None       None      None      None       None        None      None    None
--------------------------- ---------- ---------- --------- --------- ---------- ----------- --------- ------- -------------

*     Includes the Fixed Income Fund, Municipal Trust Fund and the High Income
      Fund.

** Includes the Growth Fund, the Growth and Income Fund, the Small Company Value Fund, the Developing Markets Fund, and the International Equity Fund.

***   Includes the Municipal Money Fund and U.S. Government Money Fund.

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within one year of purchase. See "Other Shareholder Information."

(2) Class B shares of each Fund automatically convert to Class A shares after eight years. The effect of the automatic conversion feature is reflected in the Examples on page 15. See "Other Shareholder Information".

(3) 4% during the first year decreasing 1% annually to 0% after the fourth year.

(4)   1% during the first year.

ANNUAL FUND OPERATING EXPENSES

These examples help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume that you invest $10,000 in the applicable Fund for the periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For those Funds that have Waived Fees below, only the After 1 Year Examples and the first year in each of the other Examples reflect the Waived Fees. Other expenses for Class C shares are estimates based on the expense ratio referenced for the Funds' other classes. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             Annual Fund Operating Expenses                                                    Examples
     (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund      Class A  Class B   Class C   Class D  Examples+       Class A   Class B*  Class B**   Class C *  Class C**  Class D
Management Fee     .67%    .67%       .67%     .67%    After 1 Year     $693     $596       $196         $296       $196      $95
Distribution       .30%   1.00 %      1.00%    .00%    After 3 Years    $943     $806       $606         $606       $606      $296
(12b-1) and
Service Fees (a)
Other Expenses     .26 %   .26 %      .26%     .26%    After 5 Years    $1,212   $1,042     $1,042       $1,042     $1,042    $515
Total Annual       1.23%   1.93%      1.93%    .93%    After 10 Years   $1,978   $2,072     $2,072       $2,254     $2,254    $1,143
Fund Operating
Expenses
------------------------------------------------------------------------------------------------------------------------------------
Growth and       Class A  Class B     Class C  Class D Examples+       Class A  Class B*   Class B **  Class C *  Class C**  Class D
Income Fund
Management Fee     .58%   .58%        .58%     .58%    After 1 Year     $682     $584       $184         $284       $184      $83
Distribution       .30%   1.00%       1.00%    .00%    After 3 Years    $908     $769       $569         $569       $569      $259
(12b-1) and
Service Fees (a)
Other Expenses     23%    .23%        .23%     .23%    After 5 Years    $1,151   $980       $980         $980       $980      $450
Total Annual       1.11%   1.81%      1.81%    .81%    After 10 Years   $1,849   $1,943     $1,943       $2,127     $2,127    $1,002
Fund Operating
Expenses
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Small Company    Class A  Class B   Class C            Examples+       Class A  Class B*   Class B**    Class C*  Class C**
Value Fund
Management Fee     .79%   .79%        .79%             After 1 Year     $706     $610       $210         $310       $210
Distribution       .30%   1.00%       1.00%            After 3 Years    $984     $849       $649         $649       $649
(12b-1) and
Service Fees (a)
Other Expenses     .28%   .28%        .28%             After 5 Years    $1,282   $1,114     $1,114       $1,114     $1,114
Total Annual       1.37%   2.07%      2.07%            After 10 Years   $2,127   $2,221     $2,221       $2,400     $2,400
Fund Operating
Expenses
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income     Class A  Class B   Class C   Class D  Examples+       Class A  Class B*   Class B**    Class C*  Class C ** Class D
Fund
Management Fee     .63%   .63%        .63%     .63%    After 1 Year     $572     $573       $173         $273      $173       $72
Distribution       .30%   1.00%       1.00%    .00%    After 3 Years    $807     $765       $565         $565      $565       $254
(12b-1) and
Service Fees (a)
Other Expenses     .21%   .21%        .21%     .21%    After 5 Years    $1,060   $982       $982         $982      $982       $452
Total Annual       1.14%   1.84%      1.84%    .84%    After 10 Years   $1,783   $1,964     $1,964       $2,147    $2,147     $1,024
Fund Operating
Expenses
Waived Fees (d)    (.14%)  (.14%)     (.14%)  (.14%)
Total Expenses     1.00%   1.70%      1.70%    .70%
Less Waived Fees
------------------------------------------------------------------------------------------------------------------------------------
Municipal        Class A  Class B   Class C            Examples+       Class A  Class B*   Class B**    Class C *  Class C **
Trust Fund
Management Fee     .63%   .63%        .63%             After 1 Year     $572     $573      $173         $273        $173
Distribution       .30%   1.00%       1.00%            After 3 Years    $864     $824      $624         $624        $624
(12b-1) and
Service Fees(a)
Other Expenses     .49%   .49%        .49%             After 5 Years    $1,176   $1,101    $1,101       $1,101      $1,101
Total Annual       1.42%   2.12%      2.12%            After 10 Years   $2,062   $2,240    $2,240       $2,419      $2,419
Fund Operating
Expenses
Waived Fees (e)    (.42%)  (.42%)     (.42%)
Total Expenses     1.00%   1.70%      1.70%
Less Waived Fees
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Developing       Class A  Class B    Class C           Examples+       Class A   Class B*  Class B**   Class C *  Class C **
Markets Fund
Management Fees    1.25%   1.25%      1.25%            After 1 Year     $781      $693       $293        $393       $293
Distribution       .25%   1.00%       1.00%            After 3 Years    $1,357    $1,250     $1,050      $1,050     $1,050
(12b-1) and
Service Fees (a)
Other Expenses     1.41%   1.41%      1.41%            After 5 Years    $1,957    $1,828     $1,828      $1,828     $1,828
Total Annual       2.91%   3.66%      3.66%            After 10 Years   $3,571    $3,701     $3,701      $3,866     $3,866
Fund Operating
Expense (b)
Waived Fees (f)    (.76%)  (.76%)     (.76%)
Total Expenses      2.15%   2.90%      2.90%
Less Waived Fees
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
International     Class A   Class B   Class C   Class D  Examples+     Class A  Class B*  Class B**  Class C *  Class C**  Class D
Equity Fund
Management Fees    1.25%     1.25%     1.25%     1.25%    After 1 Year  $781     $693      $293       $393       $293       $193
Distribution
(12b-1) and                                               After 3
Service Fees (a)   .25%      1.00%     1.00%     .00%     Years         $1,217   $1,106    $906       $906       $906       $605
                                                          After 5
Other Expenses     .69%      .69%      .69%      .69%     Years         $1,679   $1,544    $1,544     $1,544     $1,544     $1,043
Total Annual
Fund Operating                                            After 10
Expenses (b)       2.19%     2.94%     2.94%     1.94%    Years         $2,951   $3,082    $3,082     $3,258     $3,258     $2,261
Waived Fees (g)   (.04%)    (.04%)    (.04%)    (.04%)
Total Expenses
Less Waived Fees   2.15%     2.90%     2.90%     1.90%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money
Fund                                                      Examples++
Management Fees    .40%                                   After 1 Year  $92
Distribution
(12b-1) and                                               After 3
Service Fees(c)    .25%                                   Years         $317

Other Expenses     .39%                                   After 5
Total Annual                                              Years         $560
Fund Operating                                            After 10
Expenses           1.04%                                  Years         $1,258
Waived Fees (h)   (.14%)
Total Expenses
Less Waived Fees   .90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Money Fund                                                Examples++
Management Fees    .40%                                   After 1 Year  $92
Distribution
(12b-1) and                                               After 3
Service Fees(c)    .25%                                   Years         $328

Other Expenses     .44%                                   After 5
Total Annual                                              Years         $582
Fund Operating                                            After 10
Expenses           1.09%                                  Years         $1,312
Waived Fees (i)   (.19%)
Total Expenses
Less Waived Fees   .90%
------------------------------------------------------------------------------------------------------------------------------------
High Income Fund   Class A   Class B   Class C   Class D  Examples+     Class A  Class B*  Class B**  Class C*   Class C**  Class D
Management Fees    .70%      .70%      .70%      .70%     After 1 Year  $582     $588      $188       $288       $188       $87
Distribution       .25%      1.00%     1.00%     .00%     After 3
(12b-1) and                                               Years         $1,095   $1,076    $876       $876       $876       $575
Service Fees(a)                                           After 5
                                                          Years         $1,634   $1,589    $1,589     $1,589     $1,589     $1,090
                                                          After 10
                                                          Years         $3,102   $3,306    $3,306     $3,479     $3,479     $2,504

Other Expenses    1.58%     1.58%     1.58%     1.58%
Total Annual
Fund Operating
Expenses           2.53%     3.28%     3.28%     2.28%
Waived Fees (j)   (1.43%)   (1.43%)   (1.43%)   (1.43%)
Total Expenses
Less Waived Fees   1.10%     1.85%     1.85%     .85%
------------------------------------------------------------------------------------------------------------------------------------

*     Assumes reinvestment of all dividends and redemption at end of period.

**    Assumes reinvestment of all dividends and no redemption at end of period.

+ Ten year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

++ Shares purchased directly into a Money Fund will not be subject to a CDSC and therefore expenses paid will remain unaffected by redemption.

(a) The Fund has adopted a Rule 12b-1 plan for the indicated classes of shares that allows the Fund to pay distribution fees for the sale and distribution of those classes of shares out of the assets applicable to those classes. Because these fees are paid out over time, they will increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the 12b-1 fee represents an asset-based sales charge.

(b) The expense ratios for each class of shares of the Developing Markets Fund and the International Equity Fund are higher than those paid by most other investment companies, but DLJ Asset Management Group, Inc. (as Adviser) and AXA Investment Managers GS Ltd. (as subadviser) believe the fees are comparable to those paid by investment companies of similar investment orientation.

(c) The maximum allowable amount payable for distributing shares is .40 of 1% of the average daily net assets of each Money Fund. The Board of Trustees has currently limited the amount payable to .25 of 1% of the average daily not assets of each Money Fund.

(d) The Adviser has undertaken, in writing, to limit Total Expenses of the Fixed Income Fund to .70% and 1.00% per year for the Fund's Class D and Class A shares, respectively and 1.70% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(e) The Adviser has undertaken, in writing, to limit Total Expenses of the Municipal Trust Fund to 1.00% per year for the Fund's Class A shares and 1.70% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(f) The Adviser has undertaken, in writing, to limit Total Expenses of the Developing Markets Fund to 2.15% per year for the Fund's Class A shares and 2.90% for the Fund's, Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(g) The Adviser has undertaken, in writing, to limit Total Expenses of the International Equity Fund to 1.90% and 2.15% per year for the Fund's Class D and Class A shares respectively and 2.90% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(h) The Adviser has undertaken, in writing, to limit Total Expenses of the Municipal Money Fund to .90% per year. This arrangement will remain in place at least until October 31, 2000.

(i) The Adviser has undertaken, in writing, to limit Total Expenses of the U.S. Government Money Fund to .90% per year. This arrangement will remain in place at least until October 31, 2000.

(j) The Adviser has undertaken, in writing, to limit Total Expenses, of the High Income Fund to .85% and 1.10% per year for the Fund's Class D and Class A shares, respectively, and 1.85% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

PURCHASE INFORMATION

Shares of the DLJ Winthrop Municipal Money Fund and the DLJ Winthrop U.S. Government Money Fund (the "Money Funds") or Class A, Class B or Class C shares of the other Funds may be purchased directly by using the Share Purchase Application found in this Prospectus, or through Donaldson, Lufkin & Jenrette Securities Corporation, the Funds' distributor, or by contacting your securities dealer.

The minimum initial investment in each Fund is $250. The minimum for additional investments is $25. These minimums are waived for certain types of accounts. Share certificates will not be issued for full or fractional shares of the Funds. Further information can be obtained from DLJ Winthrop at the address and telephone number shown on the back cover of this Prospectus. See "How to Buy and Sell Shares" and "Other Shareholder Services."

The Funds, except the Money Funds, offer Class A, Class B and Class C shares. Class A shares may be purchased at the net asset value per share of the Fund plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge ("CDSC") in cases where the initial sales charge was not applied because of the size of the purchase. Class B shares may be purchased at the net asset value per share, but are subject to a CDSC upon redemption. The CDSC applicable to Class B shares declines from 4% for redemptions made during the first year of purchase to zero after four years. Class C shares may be purchased at the net asset value per share, but are subject to a 1% CDSC if redeemed within the first year of purchase. The Growth Fund, Growth and Income Fund, Fixed Income Fund, High Income Fund and the International Equity Fund also offer Class D shares. Class D shares are offered without any initial sales charge or CDSC to employees of Donaldson, Lufkin & Jenrette Inc. ("DLJ, Inc.") and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan. These employees should contact the DLJ 401(k) Hotline at 1-877-401k-DLJ concerning how to purchase Class D shares. See "How to Buy and Sell Shares."

Shares of the Money Funds may be purchased at a price equal to the net asset value per share of each Money Fund, which is expected to be $1.00 per share. See "Net Asset Value" in the sidebar included on this page.

The DLJ Winthrop Opportunity Funds and the DLJ Winthrop Focus Funds are different legal entities and are separately offering their securities through this Prospectus. Based on the advise of counsel, the Funds believe that the potential liability of each Fund with respect to the disclosure in this Prospectus extends only to the disclosure relating to that Fund.

[side bar]

Net Asset Value:

Net asset value per share (or "NAV") is determined separately for each class by taking the total assets of each class of a Fund and subtracting its total liabilities and then dividing the difference by the total number of shares outstanding in each class.

The NAV is determined at the close of the New York Stock Exchange each day that the New York Stock Exchange is open for trading. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed.

For the Money Funds, the NAV is expected to be maintained at a constant $1.00 per share, although this price is not guaranteed.

For purposes of computing NAV, the securities in each Money Fund's portfolio are valued at amortized cost, which minimizes the effect of changes in a security's market value and helps maintain a stable $1.00 per share price.

In calculating the NAV of the DLJ Winthrop Funds, except the Money Funds, each Fund's investments are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees of the applicable Fund believe in good faith would accurately reflect their fair value.

[side bar]

The investment objectives and policies of each Fund are set forth below. There can be, of course, no assurance that any Fund will achieve its investment objective. The Funds' investment objectives are fundamental policies that cannot be changed without the approval of the shareholders of the applicable Fund. The Board of Trustees of a Fund may change non-fundamental policies without shareholder approval.

DLJ WINTHROP FOCUS FUNDS' INVESTMENT OBJECTIVES AND POLICIES

DLJ WINTHROP GROWTH FUND

Goal: The investment objective of the DLJ Winthrop Growth Fund is long-term capital appreciation. Investments are made based on their potential for long-term capital appreciation. The Growth Fund may make an investment to earn income when, in the opinion of the Adviser, such an investment will not compromise the Growth Fund's investment objective.

Strategy: The Growth Fund invests in common stock, securities convertible into common stock and other equity securities (e.g., preferred stock and interests in master limited partnerships). It invests primarily in well-known and established companies (generally, companies in operation for more than three years). The Fund may occasionally invest in new and unseasoned companies which, in the opinion of the Adviser, have the potential for long-term capital appreciation.

The Adviser applies extensive research that has been conducted primarily by research analysts employed by DLJ on the growth prospects of stocks that are considered for the Fund's portfolio. Target companies normally have market capitalizations of at least $1 billion at the time of purchase. Generally, the Adviser attempts to identify companies with growth rates that will exceed that of the S&P 500 Index. The Growth Fund is "sector neutral." This means that its investments are allocated to industries in proportion to the sector allocation of the S&P 500 Index, with the exception of the electric and the gas utilities sectors. Other factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. See "Risks for the Growth Fund and the Growth and Income Fund" on page 18.

Investments: Under normal circumstances, the Growth Fund invests at least 65% of its total assets in equity securities of companies that the Adviser believes have above-average long-term capital appreciation potential. For temporary defensive purposes, the Growth Fund may invest in investment-grade short-term fixed-income securities, enter into repurchase agreements and hold cash. A temporary defensive position could affect the Fund's ability to achieve its investment objective. In addition, the Fund may invest in equity securities selected on a basis other than the potential for long-term capital appreciation. The Fund may invest up to 35% of the value of its assets in investment-grade fixed-income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers'-acceptances and other financial instruments. The Fund may invest in both listed and unlisted securities and may also:

o     invest up to 10% of the value of its total assets in non-U.S. securities;

o invest no more than 10% of its net assets in restricted securities or other instruments with no ready market;

o     invest up to 5% of its total assets in warrants; and

o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices. See "Additional Information on Investment Policies and Risks."

[side bar]

Risks for the Growth Fund and the Growth and Income Fund:

Like any investment, an investment in the Growth Fund or Growth and Income Fund is subject to risk and you could lose money. While the Funds seek investments that will appreciate in value and/or provide income, the value of the securities could decline and provide no income.

The Funds are subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates (generally increases). If the value of equity markets in general declines, you can expect the value of your investment in the Funds to decline, possibly to a greater extent than the decline in equity markets generally.

The Growth Fund may invest in new and unseasoned companies. Stocks of these companies tend to be more volatile than stocks of larger and more established companies. In addition, because stocks are selected on the basis of their appreciation potential, they tend to be more risky than many investments that provide current income.

The Growth and Income Fund may invest in debt securities. Debt securities are subject to risks that the issuer will not repay its borrowings or pay interest. They are also subject to the risk of declines in value because of increases in interest rates and decreases in the credit quality of the issuer.

The Growth Fund and the Growth and Income Fund may each invest in unlisted securities. Investments in unlisted securities may be less liquid and more volatile than investments in listed securities and could result in losses to the Funds if they had to be sold quickly.

The Growth Fund and the Growth and Income Fund may each invest in non-U.S. securities. Non-U.S. securities carry the same risks as securities of U.S. companies and the added risks of being traded in less liquid markets than U.S. securities. Non-U.S. securities are also issued by companies that are not subject to U.S. reporting requirements and involve political systems, economies and markets that may not be as developed as in the U.S. See "Additional Information on Investment Policies and Risks".

[end side bar]

DLJ WINTHROP GROWTH AND INCOME FUND

Goal: The investment objective of the DLJ Winthrop Growth and Income Fund is long-term capital appreciation and continuity of income.

Strategy: The Growth and Income Fund pursues its investment objective by investing principally in dividend-paying common stock and by diversifying its investments among different industries and companies. Securities are selected based on the Adviser's evaluation of their investment merit and their potential for appreciation in value and/or income. The selection of securities on the basis of their capital appreciation or income potential does not ensure against possible loss in value.

Investments: The Growth and Income Fund invests in common stock, preferred stock and securities convertible into common stock. The Growth and Income Fund may invest in debt securities that are of investment-grade quality at the time of purchase (including bonds, debentures, notes and asset and mortgage-backed securities), U.S. government securities, municipal securities (including general and special obligation securities and industrial revenue bonds) and money market instruments. See "Additional Information on Investment Policies and Risks-- Mortgage and Asset-Backed Securities" and "Investment-Grade Debt Securities." There is no fixed proportion of the Growth and Income Fund's assets that must be invested in particular types of securities. The percentage of assets invested in various types of securities may be changed from time to time by the Adviser.

The Growth and Income Fund invests in both listed and unlisted securities. The Growth and Income Fund may invest in non-U.S. securities and restricted securities. To minimize the effect of a market decline in the value of its securities, the Fund may, depending on market conditions, write covered call options on securities or stock indices. The Fund may invest up to 10% of its assets in non-U.S. securities and up to 10% of its assets in restricted securities. For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ WINTHROP SMALL COMPANY VALUE FUND

Goal: The investment objective of the DLJ Winthrop Small Company Value Fund is a high level of growth of capital. The Small Company Value Fund is not intended for investors whose principal objective is assured income or preservation of capital.

Strategy: The Small Company Value Fund invests primarily in common stock and may also invest in securities convertible into common stock, preferred stock, other equity securities, bonds or other debt securities as described below. Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities of small market capitalization companies. Small cap companies, for purposes of this Fund, are considered to be companies with market capitalizations of $2 billion or less at the time of purchase. If the market capitalization of a small cap company in which the Fund has invested increases to a level above $2 billion, the investment adviser will continue to hold the securities of that company until the investment adviser determines that the company no longer has growth potential.

Investments: The Small Company Value Fund pursues its investment objective by employing a value-oriented investment approach. This means that the Adviser seeks securities that appear to be underpriced. The Adviser looks for stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth. By investing in such companies, the Small Company Value Fund tries to enhance its potential for appreciation and limit the risk of decline in the value of its portfolio. The Small Company Value Fund focuses on the fundamentals of each small-cap company instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those other funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Small Company Value Fund's securities are generally selected with the belief that they are currently undervalued based on existing conditions and that their earning power or franchise value does not appear to be reflected in their current stock price. To further reduce risk, the Small Company Value Fund diversifies its holdings among many companies and industries. The Adviser also considers whether a company has an established presence in its industry, a product or market niche and whether management owns a significant stake in the company.

The Small Company Value Fund may also invest in special situation companies. A special situation company is a company whose value may increase within a reasonable period of time solely by reason of a development particularly or uniquely applicable to that company. The securities of these companies may be affected by particular developments unrelated to business conditions generally. These investments may fluctuate without relation to general market trends. In general, the principal risk associated with investing in special situation companies is the potential decline in the value of these securities likely to occur if the anticipated development fails to take place. Examples of special situation companies are companies that are being reorganized or merged, have unusual new products, enjoy particular tax advantages, or acquire new management.

The Small Company Value Fund invests primarily in common stock. It may also invest in securities convertible into common stock, preferred stock, investment-grade debt securities (including bonds, debentures, notes, asset and mortgage-backed securities), U.S. Government Securities, municipal securities (including general and special obligation securities and industrial revenue bonds), money market instruments (such as commercial paper and bankers' acceptances) and other financial instruments.

The Small Company Value Fund may also invest in unlisted securities and securities traded in the over-the-counter markets. The Small Company Value Fund may allocate a larger percentage of its assets to unlisted securities than would a typical large company mutual fund. The Small Company Value Fund may also:

o purchase or sell options on securities and on indices to seek to enhance return or hedge its portfolio;

o purchase or sell financial futures contracts and options thereon for hedging and risk management purposes;

o     invest up to 20% of total assets in non-U.S.securities;

o     invest up to 5% of total assets in rights or warrants; and

o invest not more than 10% of net assets in instruments having no ready market.

However, the Fund does not invest in restricted securities.

[sidebar]

Risks for the Small Company Value Fund:

The investment objective for the Small Company Value Fund causes it to be riskier than other funds and you could lose money. While it seeks investments that will provide a high level of growth of capital, they may decline in value. You should not invest in the Small Company Value Fund if your principal objective is assured income or capital preservation. While smaller companies generally have the potential for rapid growth, they often involve greater risks than investments in larger, more established companies. Small companies may have less management experience, fewer financial resources, and limited product diversification.

In addition, in many instances the frequency and trading volume for securities of smaller companies are substantially less than those of larger companies, causing such securities to be subject to greater and more abrupt price fluctuations and to be less liquid than securities of larger companies. When making large sales of portfolio securities, it may be necessary for the Small Company Value Fund to sell such securities at discounts from quoted prices or to execute a series of small sales over an extended period of time. These factors cause an investment in the Small Company Value Fund to be riskier than an investment in a typical "large company" mutual fund.

The Small Company Value Fund also is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates. These factors also could adversely affect an investment in the Fund. If the value of equity markets in general declines, the value of your investment in the Small Company Value Fund could also decline, possibly to a greater extent than the decline in equity markets generally.

The Small Company Value Fund may invest in various types of debt securities. Debt securities are subject to the risk that the issuer will not repay its borrowings or pay interest. They are also subject to the risk of declines in value because of increases in interest rates and decreases in the perceived credit quality of the issuer.

The Fund may also invest in unlisted securities. Investments in unlisted securities may be less liquid and more volatile than investments in listed securities and could result in losses if they had to be sold quickly.

The Fund may also invest in non-U.S. securities. Not only do non-U.S. securities carry the same risks as securities of U.S. companies, they also have the added risks of generally being traded in less liquid markets than U.S. securities, involve political systems, economies and markets that may not be as developed as in the U.S. and may be issued by companies that are not subject to reporting requirements that are as rigorous as those imposed on U.S. issuers.

The Fund also may invest in options, warrants and financial futures contracts. Selecting options, warrants and financial futures contracts involves determinations as to how a particular security, index, interest rate, or currency will change. If the Adviser is wrong in its prediction, the Fund could lose money. In addition, such instruments may not be available, or if available, may be too expensive to utilize. See "Additional Information on Investment Policies and Risks".

[end sidebar]

DLJ WINTHROP FIXED INCOME FUND

Goal: The investment objective of the DLJ Winthrop Fixed Income Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of domestic and foreign companies, including both well-known and established and new and lesser-known companies. Total return means the sum of net investment income (if any) and realized and unrealized gains less losses. Capital preservation means minimizing the risk of capital loss in a period of falling prices (rising interest rates) for debt securities.

Strategy: The Fund invests in and holds debt securities that the Adviser believes will maximize total return at a level consistent with capital preservation. The average maturity of the Fund's portfolio is adjusted based on the Adviser's assessment of relative yields on debt securities and expectations of future interest rate patterns.

A change in the price of a debt security generally is inversely related to market interest rates. This means that the value of the Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price. As a matter of fundamental policy, the Fund will invest at least 80% of the value of its total assets in debt securities. In normal circumstances, the Fixed Income Fund invests at least 65% of the value of its total assets in fixed income securities. However, the Fund may hold cash and short-term fixed income securities and may enter into repurchase agreements for temporary defensive purposes as determined by the Adviser without regard to the above limits. A temporary defensive position could affect the Fund's ability to achieve its investment objective.

Investments: The Fixed Income Fund may invest in bonds, including municipal bonds (taxable and tax-exempt) and other debt securities rated Aaa, Aa, A or MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or SP-1 by Standard & Poor's Ratings Group ("S&P"), U.S. Government Securities, obligations issued or guaranteed by national or state bank holding companies, and commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P.

The Fixed Income Fund may also invest not more than 25% of its total assets in lower-rated debt securities that are not rated below BBB or SP-2 by S&P or Baa or MIG-2 by Moody's to the extent the Adviser views such investments as consistent with this fund's investment objective. See "Additional Information on Investment Policies and Risks" for a description of securities rated BBB by S&P and Baa by Moody's. The Fixed Income Fund may enter into repurchase agreements, terminable within seven days or less, involving U.S. Treasury securities, with member banks of the Federal Reserve System or primary dealers in U.S. Government Securities. The Fixed Income Fund may invest up to 10% of its assets in restricted securities and in instruments having no ready market value.

[side bar]

Risks for the Fixed Income Fund and Municipal Trust Fund:

While these Funds seek investments that will satisfy their investment objectives, the Funds' investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Funds' Adviser seeks to limit this risk generally by selecting higher-quality debt securities.

In addition, the Funds are subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

Each Fund may invest in unlisted securities. Unlisted securities may be less liquid and more volatile than listed securities and could result in losses if they had to be sold quickly. The Municipal Trust Fund is also subject to risks of investing in municipal securities. These risks include uncertainties regarding the tax status of a particular security, political and legislative changes and the rights of their holders. These factors could adversely affect your investment.

[end of side bar]

[side bar]

High Quality Ratings are Aaa, Aa, A or MIG-1 by Moody's , or AAA, AA, A or SP-1 by S&P.

[end of side bar]

DLJ WINTHROP MUNICIPAL TRUST FUND

Goal: The investment objective of the DLJ Winthrop Municipal Trust Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. This investment objective, unlike that of most other municipal bond funds, is not to provide current income exempt from federal and/or state income tax. Total return means the sum of net investment income and capital gains less capital losses. The Fund intends to distribute annually its net capital gains. Such distributions, if any, will be taxable to a shareholder as capital gain. See "Dividend and Distribution Information" and "Taxes."

Strategy: The Municipal Trust Fund attempts to maximize total return by actively managing the maturities of the bonds in its portfolio to reflect the Adviser's assessment of anticipated interest rate movements and relative yields. The Municipal Trust Fund currently maintains an average maturity of between 5 and 10 years in order to help reduce the interest rate risk associated with investing in long-term bonds. However, the Fund may adjust this average maturity as the Adviser's views on interest rate movements change, shortening maturities in periods of rising interest rates and lengthening maturities in periods of falling interest rates. The Fund attempts to supplement total return by identifying and purchasing undervalued municipal securities.

As with any fixed income investment, the success of these strategies depends upon the Adviser's ability to accurately forecast changes in interest rates and to assess the value of municipal securities. You should be aware that there are no assurances that the Fund's investment strategies will be successful. See "Risks for the Fixed Income Fund and the Municipal Trust Fund" on page 22.

Investments: The Municipal Trust Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade, intermediate-term municipal securities. Municipal securities fall into two principal classes: bonds and notes, both of which may have fixed, variable or floating rates of interest. The Fund invests in tax-exempt municipal bonds and notes which are rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. The Fund may also invest up to 25% of its total assets in lower-rated municipal securities to the extent the Adviser views such investments as consistent with this Fund's investment objective. See "Additional Information on Investment Policies and Risks-- Investment-Grade Debt Securities" for a description of securities rated BBB by S&P and Baa by Moody's. The Fund may also invest in unrated municipal securities when the Adviser believes they are of comparable quality to that of rated securities and are consistent with the Fund's objective and policies.

Because a change in the market value of a debt security generally is inversely related to market interest rates, the market value of the Municipal Trust Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price. Fluctuations in market value of the Municipal Trust Fund's portfolio resulting from fluctuations in interest rates will generally be greater at times when the average maturity of the Municipal Trust Fund's portfolio is longer.

The Municipal Trust Fund may enter into repurchase agreements terminable within seven days or less. The Fund may also invest in restricted securities, in instruments having no ready market and municipal bonds that are subject to the alternative minimum tax. The Municipal Trust Fund reserves the right to hold cash and short-term fixed income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser, without regard for the above limitation. A temporary defensive position could affect the Fund's ability to achieve its investment objective. Dividends of the Municipal Trust Fund will consist of income exempt from federal income tax, income subject to the federal alternative minimum tax ("AMT"), and taxable ordinary income and capital gains. See "Dividend and Distribution Information" and "Taxes."

DLJ WINTHROP OPPORTUNITY FUNDS'
INVESTMENT OBJECTIVES AND POLICIES

THE INTERNATIONAL FUNDS

DLJ WINTHROP DEVELOPING MARKETS FUND

Goal: The investment objective of the DLJ Winthrop Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities in developing countries. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of developing countries.

Strategy: The Fund seeks to identify those countries and industries where economic and political factors are likely to produce above average growth rates. The Fund seeks to invest in those companies and in such industries and countries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different developing countries.

Investments: Equity securities include common and preferred stock, warrants, rights or options that are convertible into common stock, debt securities that are convertible into common stock, depository receipts for those securities and other classes of stock that may exist. The Fund may purchase non-U.S. securities in the form of sponsored or unsponsored depository receipts or other securities restricted or otherwise representing underlying shares of non-U.S. issuers. The Fund may purchase a limited amount of illiquid securities. The Fund may enter into forward foreign currency exchange contracts to attempt to protect the value of its assets against future changes in the level of currency exchange rates. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes. The Fund may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of the Fund's portfolio.

As used in this Prospectus, a company in a developing country is an entity for which either the principal securities trading market is in a developing country, it is organized under the laws in a developing country or it has its principal office in a developing country. The Fund invests primarily in countries represented within the MSCI Emerging Markets Free Index. Those countries currently include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela. The Fund generally does not invest more than 25% of its total assets in developing countries not represented within the MSCI Emerging Markets Free Index.

[side bar]

Developing Markets Fund Risks. Like any investment, an investment in the Developing Markets Fund is subject to risk and you could lose money. While the Fund selects investments that the Fund believes will experience long-term appreciation, their value could decline. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

There are certain risks involved in investing in non-U.S. securities, in addition to the risks inherent in U.S. investments. These risks may include currency fluctuations, currency revaluations, adverse political and economic developments, currency exchange blockages, foreign governmental laws or restrictions, reduced public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable for domestic companies.

Furthermore, non-U.S. securities may be less liquid and more volatile than comparable U.S. securities. There is also a possibility of expropriation, nationalization, confiscatory taxation, and limitations on use or removal of Funds or assets. Investments in non-U.S. securities may result in higher expenses due to currency conversions, brokerage commissions which generally are higher than U.S. commissions and the expense of maintaining securities with non-U.S. custodians.

In addition to the general risks of investing in non-U.S. securities, characteristics of developing countries may affect certain investments, such as national policies that restrict foreign investment and the absence of developed legal structures governing private property and private and foreign investments. The typically small size of securities markets and the possibility of a low or nonexistent volume of trading in developing countries may also result in a lack of liquidity and substantial price volatility.

You should be aware that investing in developing countries generally involves exposure to economic structures that are generally less diverse and mature, and to political systems with less stability than those of developed countries.

[end side bar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ WINTHROP INTERNATIONAL EQUITY FUND

Goal: The investment objective of the DLJ Winthrop International Equity Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from established non-U.S. markets. During normal market conditions, the Fund invests most of its assets in securities of issuers from at least three different countries outside the United States. The Fund may invest in securities of companies incorporated in the United States but having their principal activities and interests outside of the United States.

Strategy: In pursuing its investment objective, the International Equity Fund attempts to diversify its equity investments primarily among countries represented within the EAFE Index. Those countries currently include Australia, Austria, Belgium, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Portugal, Singapore, Spain, Switzerland, the United Kingdom, and the Scandinavian countries. The Fund generally does not intend to invest more than 10% of its total assets in countries not represented within the EAFE Index.

This Fund seeks to identify countries and industries with favorable growth prospects. Then the Fund invests in the companies in such countries and industries that are reasonably valued. Typically these companies offer reliable earnings and high quality management.

Investments: Equity securities include common and preferred stock, warrants, rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities and other classes of stock that may exist. The Fund may purchase non-U.S. securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of non-U.S. issuers. This Fund may invest a limited amount of its assets in restricted or otherwise illiquid securities. The Fund may enter into forward foreign currency exchange contracts to protect the value of its assets against future changes in the level of currency exchange rates. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes. The Fund may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of the Fund's portfolio.

[ side bar]

ADRs: ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a non-U.S. corporation.

EDRs and GDRs are Depositary Receipts typically issued by non-U.S. banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

[end side bar]

[side bar]

Cash Equivalents: The International Funds may from time to time take a defensive position by holding all or a portion of the Fund in other types of securities, including commercial paper, bankers' acceptances, short-term debt securities (corporate and government) or government and high quality money market securities of U.S. and non-U.S. issuers, repurchase agreements, time deposits or cash (foreign currencies or U.S. dollars). The International Funds may also temporarily hold cash and invest in high quality foreign or domestic money market instruments with up to 35% of their assets, pending investment of proceeds from new sales of International Funds' shares or to meet ordinary daily cash needs.

[end side bar]

[side bar]

Risks for the International Equity Fund: Like any investment, an investment in the International Equity Fund is subject to risk and you could lose money. While the Fund selects investments the Fund believes will experience long-term appreciation, their value could decline.

The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

There are certain risks involved in investing in non-U.S. securities, in addition to the risks inherent in U.S. investments. These risks may include currency fluctuations, currency revaluations, adverse political and economic developments, currency exchange blockages, foreign governmental laws or restrictions, reduced public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable for domestic companies.

Furthermore, non-U.S. securities may be less liquid and more volatile than comparable U.S. securities. There is also a possibility of expropriation, nationalization, confiscatory taxation, and limitations on use or removal of funds or assets.

Investments in non-U.S. securities may result in higher expenses due to currency conversions, brokerage commissions which generally are higher than U.S. commissions and the expense of maintaining securities with non-U.S. custodians.

[end side bar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

THE MONEY FUNDS

DLJ WINTHROP MUNICIPAL MONEY FUND

Goal: The DLJ Winthrop Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxation to the extent described herein.

Strategy: The Fund pursues its objectives by investing at least 80% of its total assets in municipal securities. One hundred percent of the securities the Fund invests in are high quality having remaining maturities of one year or less, although their maturities may extend to 397 days. The Fund reserves the right to lower the percentage of investments in municipal securities if economic or political conditions warrant. To increase the Fund's ability to reach its investment objectives, the dollar-weighted average maturity of its portfolio securities is always 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Municipal Money Fund's investments could cause its net asset value per share to deviate from $1.00.

Investments: Normally, substantially all the Municipal Money Fund's income will be exempt from Federal income taxation. Such income may be subject to state or local and/or Federal AMT income taxes. The Fund invests in municipal notes and short-term municipal bonds, which may have fixed, variable or floating rates of interest. Municipal securities with variable rates may include participation interests in industrial development bonds which may be backed by letters of credit from banking or other financial institutions. The letters of credit of any single institution in respect of all variable rate obligations will not cover more than the allowable percentage of the Municipal Money Fund's total assets in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"). For a more complete discussion of Municipal Securities, see "Additional Information on Investment Policies and Risks--Municipal Securities." All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or S&P's, or judged by the Adviser to be of comparable quality.

The Municipal Money Fund may also invest without limitation in tax-exempt municipal securities subject to the AMT. (See "Dividend and Distribution Information" and "Taxes".')

The Municipal Money Fund may invest to a limited extent in stand-by commitments, delayed-delivery, when-issued securities and other illiquid securities. This Fund may also invest a small percentage of its net assets in municipal leases, which are leases or installment purchases used by state and local governments as a means to acquire property, equipment or facilities without involving debt issuance limitations. The Fund may from time to time invest in taxable securities including obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

[sidebar]

Risks for the Municipal Money Fund: Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This fund seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in this Fund. To seek to reduce investment risk, the Municipal Money Fund may not invest in the securities of any one issuer, (except the U.S. Government), in excess of the percentage of the Municipal Money Fund's total assets allowed under Rule 2a-7 of the 1940 Act.

The Municipal Money Fund earns income at current money market rates and its yield varies from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Municipal Money Fund nor its yield are insured or guaranteed by the U.S. Government.

[end sidebar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ WINTHROP U.S. GOVERNMENT MONEY FUND

Goal: The DLJ Winthrop U.S. Government Money Fund seeks maximum current income, consistent with liquidity and safety of principal.

Strategy: This Fund pursues its objectives by maintaining a portfolio of high quality money market securities, including the types described in the succeeding paragraph, which at the time of investment generally have remaining maturities of one year or less. Some maturities may extend to 397 days. The dollar weighted average maturity of the U.S. Government Money Fund's portfolio securities will vary, but will always be 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the U.S. Government Money Fund's investments could cause its net asset value per share to deviate from $1.00.

Investments: The Fund invests in U.S. Government Securities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes. The Fund also invests in repurchase agreements that are collateralized in full each day by eligible mortgage related securities or the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government Securities. This type of investment could create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. In addition, if the seller of repurchase agreements becomes insolvent, the Fund's right to dispose of the securities might be restricted.

In addition to the investments listed, the Money Funds may take temporary defensive measures by holding other types of securities which are permitted by Rule 2a-7 of the 1940 Act.

[side bar]

U.S. Government Money Fund Risks: Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in this Fund.

The U.S. Government Money Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.

It is important to note that neither the U.S. Government Money Fund nor its yield is insured or guaranteed by the U.S. Government.

[end side bar]

[side bar]

To maintain portfolio diversification and reduce investment risk, the Money Funds do not:

(1) borrow money, except from banks on a temporary basis or via entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests (the borrowings are not used to purchase investments); or

(2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets, except to secure such borrowings.

[end sidebar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ WINTHROP HIGH INCOME FUND

Goal: The DLJ Winthrop High Income Fund seeks a high level of current income and a secondary objective of capital appreciation. . This Fund is not recommended for investors whose principal objective is assured income or capital preservation.

Strategy: This Fund seeks to achieve its investment objectives by investing in fixed-income securities, including corporate bonds and notes, convertible securities and preferred stocks, that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by S & P), or, if unrated, are of comparable quality. Securities rated Baa or lower by Moody's and BBB or lower by Standard & Poor's are commonly known as "junk bonds." These bonds are considered by those rating agencies to have speculative characteristics. These bonds can be expected to provide higher yields. However these securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher-rated fixed-income securities. Investment in such high-yield securities entails relatively greater risk of loss of income or principal.

Investments: This Fund seeks to achieve its objective by investing primarily in a diversified portfolio of lower-rated fixed-income securities including convertible and non-convertible debt securities and preferred stock. The Fund may also hold assets in cash or cash equivalents. This Fund generally does not invest in common stocks, rights or other equity securities. From time to time, the Fund may acquire or hold such securities (if consistent with its objectives) when they are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion, exchange or restructuring of fixed-income securities.

Selection and supervision by the management of the Fund of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors. The furnishing of these services does not, of course, guarantee successful results. The Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and consequently, the High Income Fund may invest, without limit, in unrated securities. The Fund's ability to achieve its investment objective may depend on the Adviser's own credit analysis to a greater extent than the funds that invest in higher-rated securities.

Although the High Income Fund primarily invests in lower-rated securities, it will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S & P). Securities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Adviser, it is advantageous to do so.

[side bar]

High Income Fund Risks:

While the Fund seeks investments that will satisfy our investment objective, our investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Fund is also subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

The market value of longer maturity debt securities, like those held by the Fund, is more sensitive to interest rate changes than the market value of shorter maturity debt securities. In addition, the Fund's investments in lower grade securities will subject investors to additional risk than normally experienced in other fixed income securities.

Lower grade securities are regarded as being predominantly speculative as to the issuer's ability to pay the principal and interest. Issuers of lower grade securities are more likely to experience financial stress in periods of economic downturn or rising interest rates. The issuer's ability to service its debt may be adversely affected by poor management, inability to meet business forecasts or unavailability of additional financing.

There is a higher default rate with lower grade securities because they may be unsecured or subordinate to other securities of the issuer. There are fewer dealers in lower grade securities which may make the market less liquid and cause larger differences in prices quoted than that of higher-rated fixed income securities.

In addition, the Fund may incur additional expense when it is required to seek recovery upon a default or restructuring.

[end side bar]

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following general investment policies and risks supplement those set forth above for each Fund.

Equity Securities. "Equity securities" include common stock, preferred stock (including convertible preferred stock), bonds convertible into common or preferred stock, rights and warrants, equity interests in trusts and depositary receipts for equity securities.

Convertible Securities. A "convertible security" is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common or preferred stock of the same or a different issuer. Convertible securities have characteristics of both bonds and equity securities. Like a bond, a convertible security tends to increase in market value when interest rates decline and tends to decrease in market value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Warrants. A "warrant" gives the holder thereof the right to buy equity securities at a specific price during a specified period of time. Warrants tend to be more volatile than the underlying security, and if at a warrant's expiration date the security is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the underlying security is trading at a price higher than the price set in the warrant, the holder of the warrant can acquire the security at a price below its market value.

Mortgage and Asset-Backed Securities. Except for the Municipal Trust Fund, the DLJ Winthrop Funds may invest in mortgage and asset-backed securities. "Mortgage-backed securities" are securities that directly or indirectly represent a participation in, or are secured by and payable from mortgage loans on real property, including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates. The yield and credit characteristics of mortgage-backed securities differ in a number of ways from traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayment of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of other factors. In general, changes in the rate of prepayment on a security will change the yield to maturity of that security. Under certain interest rate or prepayment rate scenarios, a Fund may fail to recoup fully its investment in such securities notwithstanding the credit quality of the issuers of such securities. Based on historic prepayment patterns, amounts available for reinvestment are likely to be greater during a period of declining interest rates and, thus, are likely to be reinvested at lower interest rates, than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Asset-Backed Securities. "Asset-backed securities" have similar structural characteristics to mortgage-backed securities, but the underlying assets include assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements, rather than mortgage loans or interests in mortgage loans. Asset-backed securities present certain risks that are not present in mortgage-backed securities; primarily, these securities do not have the benefit of the same security interest in the related collateral. There is the possibility that recoveries of repossessed collateral may not, in some cases, be available to support payments on these securities. For example, in the event that the collateral underlying an asset-backed security must be disposed of, it may be difficult to convert that collateral into a stream of payments to be paid to the holders of the security.

Municipal Securities. "Municipal securities" are either bonds or notes. Municipal bonds, which are longer-term debt obligations meeting long-term capital needs, are either "general obligation" bonds or "revenue" bonds. Payment of principal and interest on general obligation bonds is secured by the issuing municipality's pledge of its full faith and credit and taxing power. Payment on revenue bonds is met from the revenues obtained from a certain facility, class of facilities, special excise or other tax, but not from general tax revenues. Variations on these two classifications exist, such as revenue bonds backed by a municipality's general taxing power, or general obligation bonds backed by limited taxing power.

Municipal notes are short-term debt obligations generally maturing in one year or less meeting short-term capital needs and are also either "general obligation" or "revenue" debt securities. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax- exempt commercial paper.

Municipal securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula, in order to minimize fluctuation in the value of the principal of the securities. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

The Municipal Money Fund and Municipal Trust Fund may invest in variable rate obligations. Such adjustments minimize changes in the market value of the obligation, and in the case of the Municipal Money Fund enhances the ability of such Fund to maintain a stable $1.00 net asset value. See "'Net Asset Value" on page 17.

Investment-Grade Debt Securities. All of the DLJ Winthrop Funds may invest in debt securities of investment-grade quality. "Investment-grade debt securities" are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as S&P or Moody's. Investment-grade debt securities may also include debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated by the rating agencies.

Debt securities rated Baa or higher by Moody's or BBB or higher by S&P are investment-grade securities. Securities rated BBB are regarded by S&P as having an adequate capacity to pay interest and repay principal; while such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Securities rated Baa by Moody's are considered to be medium-grade obligations. These securities are neither highly protected nor poorly secured. The rating organization determines that interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. For a more complete description of Moody's and S&P's ratings, see the Appendix to the Statement of Additional Information of each of the DLJ Winthrop Funds. The investment-grade limitations referenced for each Fund are applicable at the time of initial investment and a Fund may determine to retain securities of issuers which have had their credit characteristics downgraded.

Repurchase Agreements. The DLJ Winthrop Funds may enter into a repurchase agreement with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser requires continual maintenance of collateral with a Fund's custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event a counterparty defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the counterparty becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral.

Non-U.S. Securities. All of the DLJ Winthrop Funds, except the Money Funds and the Municipal Trust Fund, may invest in "non-U.S. securities." There are additional risks involved in investing in non-U.S. securities. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, and the possible imposition of currency exchange blockages. In addition, there are risks associated with future adverse political and economic developments and a limited availability of public information concerning issuers. Non-U.S. issuers typically are subject to different accounting, auditing and financial reporting standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than those of domestic companies. There is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of Funds or other assets of a non-U.S. issuer, including the withholding of dividends.

Non-U.S. securities may be subject to taxes imposed by foreign governments that would reduce the net yield on such securities. Investment in non-U.S. securities may result in higher expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges (which generally are higher than commissions on U.S. exchanges) and the expense of maintaining securities with non-U.S. custodians.

Investments in non-U.S. securities include securities issued by European issuers. On January 1, 1999, the countries participating in the European Monetary Union ("EMU") implemented a new currency unit, the Euro, which is reshaping financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Funds are aware of such potential problems and are coordinating ways to prevent or alleviate their adverse impact on the Funds.

Investment Companies. Certain Funds may invest a limited amount of their assets in shares of other investment companies. Investments in other mutual funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. In addition, such investments are subject to limitations under the 1940 Act and market availability. Currently, the International Funds and the Municipal Money Fund may invest in such investment companies if, in the judgment of the Adviser or Subadviser, the potential benefits of such investments justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Municipal Money Fund or an International Fund would bear its ratable share of that investment company's expenses, including its advisory and administrative fees. At the same time shareholders of the Municipal Money Fund or an International Fund would continue to pay their own management fees and other expenses.

Options. A call option is a contract that gives the holder the right to buy from the seller the security underlying the call option at a pre-determined price while a put option is a contract that gives the buyer the right to require the seller to purchase the security underlying the put option at a pre-determined price. The Growth Fund and the Growth and Income Fund may write covered call options on individual securities or stock indices. For these Funds, this practice will only be used to minimize the effect of a market decline in the value of securities in their respective portfolios. We cannot guarantee that, should a Fund seek to enter into such transactions, it could do so at all or on terms that are acceptable. The Small Company Value Fund may purchase or sell put and call options on individual securities or stock indices as a means of achieving additional return or of hedging the value of its portfolio. The International Funds may purchase and sell put and call options on securities, currencies and financial indices that are traded on U.S. or non-U.S. securities exchanges or in the over-the-counter market. Options traded in the over-the-counter market are considered illiquid investments.

Lower-Grade or Unrated Securities. The High Income Fund will purchase lower or unrated securities. "Lower-grade securities" are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in these securities involves substantial risk. Lower-grade securities are commonly referred to as "junk bonds". Issuers of lower-grade securities may be highly leveraged and may not have traditional methods of financing. The risks associated with acquiring the securities of these issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. The risk of loss due to default is significantly greater for the holders of lower-grade securities because such securities may be unsecured and may be subordinate to other securities of the issuer.

FUND MANAGEMENT

DLJ Asset Management Group, Inc. (formerly known as Wood, Struthers & Winthrop Management Corp)., a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172 ("DLJAM" or the "Adviser"), serves as the investment adviser for each of the DLJ Winthrop Funds. AXA Investment Managers GS Ltd, a UK registered company with principal offices at 60 Gracechurch Street, London EC3V 0HR, England serves as sub-investment adviser for the International Funds and is a wholly-owned subsidiary of AXA Investment Managers, an investment management subsidiary of AXA. Effective October 1, 1999, due to an internal restructuring within the AXA Investment Managers Group of Companies, AXA Investment Managers GS Ltd assumed the sub-investment advisory responsibilities formerly undertaken by AXA Asset Management Partenaires, a French wholly-owned subsidiary of AXA Investment Managers. Investment personnel and policies remain unchanged.

DLJAM is a subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of DLJ, Inc., a major international supplier of financial services. DLJ, Inc. is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies.

The fees paid for the fiscal year ended October 31, 1999 were as follows:

Fund                                % of Average Net Assets       Fees Paid
--------------------------------------------------------------------------------
Growth Fund                         .67%                          $984,475
--------------------------------------------------------------------------------
Growth and Income Fund              .58%                          $1,377,123
--------------------------------------------------------------------------------
Small Company Value Fund            .79%                          $1,826,662
--------------------------------------------------------------------------------
Fixed Income Fund                   .625%                         $641,978
--------------------------------------------------------------------------------
Municipal Trust Fund                .625%                         $247,109
--------------------------------------------------------------------------------
High Income Fund                    .70%                          $44,319
--------------------------------------------------------------------------------
International Equity Fund           1.25%                         $641,576
--------------------------------------------------------------------------------
Developing Markets Fund             1.25%                         $215,235
--------------------------------------------------------------------------------
U.S. Government Money Fund          .40%                          $234,429
--------------------------------------------------------------------------------
Municipal Money Fund                .40%                          $212,914
--------------------------------------------------------------------------------

* The following individuals are responsible for management of the DLJ Winthrop's Funds.

Cathy A. Jameson is the portfolio manager of the Fixed Income Fund, a position she has held since the Fund was started in 1986. Ms. Jameson is a Vice President of the DLJ Winthrop Focus Funds. She is also a Managing Director of DLJAM and has been an employee of DLJAM since 1979.

Roger W. Vogel serves as the primary portfolio manager of the Small Company Value Fund and as of February, 2000, the Growth and Income Fund. He has acted as the portfolio co-manager of the Growth Fund, the Growth and Income Fund, and the Small Company Value Fund since July 1993. Mr. Vogel is a Vice President of the DLJ Winthrop Focus Funds, and a Managing Director of DLJAM. Prior to becoming associated with the Funds, Mr. Vogel was a Vice President and portfolio manager with Chemical Banking Corp.

Marybeth B. Leithead is the portfolio manager of the Municipal Trust Fund, a position she has held since the commencement of its operations on July 28, 1993. Ms. Leithead is also a Vice President of the DLJ Winthrop Focus Funds and a Senior Vice President of DLJAM. She has been an employee of DLJAM since 1989. A tax-exempt fixed income specialist, Ms. Leithead is responsible for short-term and long-term municipal bond investment management for clients of the Advisers. Prior to joining DLJAM, Ms. Leithead was an employee of Citicorp Securities Markets Inc.

Hugh M. Neuburger is the primary portfolio manager of the Growth Fund. He has also served as the co-portfolio manager of the Growth Fund, the Growth and Income Fund and the Small Company Value Fund since August 1995. Mr. Neuburger is a Managing Director and Director of Quantitative Analysis of DLJAM and has been an employee of DLJAM since March 1995. Prior to March 1995, Mr. Neuburger was the president of Hugh M. Neuburger, Inc., a consulting firm providing domestic and global tactical asset allocation advice and other consulting services to large corporate and state pension plans. From 1986 through 1991, Mr. Neuburger was Managing Director of Matrix Capital Management, an investment management firm. Prior to 1986, Mr. Neuburger managed asset allocation portfolios for Prudential Insurance Company of America.

Michael A. Snyder is the portfolio manager of the High Income Fund. Mr. Snyder was appointed Vice President of the DLJ Winthrop Opportunity Funds and Managing Director of DLJAM in October 1998. Prior to becoming associated with the DLJ Winthrop Funds and joining DLJAM, Mr. Snyder spent two years as a managing director with Bear Stearns Asset Management where he was responsible for the firm's high-yield bond management effort. Prior to that position, Mr. Snyder spent ten years at Prudential Investments where he was a senior portfolio manager in the firm's High Yield Mutual Fund Group.

Robert de Guigne, an employee of the Subadviser, serves as portfolio manager of the International Funds. Mr. de Guigne assumed the day-to-day investment responsibilities of the Developing Markets Fund in August 1996 and the International Equity Fund in June 1997. Mr. de Guigne has been an asset manager responsible for emerging market equities for a subsidiary of AXA since April 1996. Previously, Mr. de Guigne was a portfolio manager for State Street Bank in Paris.

HOW TO BUY AND SELL SHARES

Opening an Account:

Decide whether your first payment will be delivered by check or wire. Initial payment must be at least $250.

By check using U.S. mail:

Complete an application and send it along with a check made payable to the DLJ Winthrop Funds to:

DLJ Winthrop Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA 19406-3101

By check using U.S. overnight delivery.

Complete an application and send it along with a check made payable to the DLJ Winthrop Funds to:

DLJ Winthrop Funds
PFPC, Inc.
211 S. Gulph Road
King of Prussia, PA 19406-3101

By wire:

Call DLJ Winthrop Funds at 1-800-225-8011 (option #2) to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent, PFPC, Inc ("Transfer Agent"). Your account cannot be opened without a completed, signed application and a Fund account number.

Contact your bank to arrange a wire transfer to:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Your wire instructions must also include: the name of the Fund, your account number and the name(s) of the account holders.

The account will be established once the application and check are received in good order. If you purchase shares of the Money Funds through a wire transfer, you will be eligible to receive the daily dividend declared on the date of purchase, as long as the Transfer Agent is notified of such purchase by 12:00 noon. The funds must be received by the Transfer Agent by 4:00 P.M.

Investors may also open accounts for their DLJ Winthrop Funds through their securities dealer. In addition, securities dealers may offer an automatic sweep for the shares of the Money Funds in the operation of cash accounts for their customers. Shares of the Money Funds purchased through an automatic sweep by 1:00 P.M. are eligible to receive that day's daily dividend. For more information, contact your securities dealer.

Shareholder accounts established on behalf of the following types of plans will be exempt from the Fund's minimum and additional investment amounts: 401K Plans, 403B Plans, 457 Plans, SEP Plans, and SIMPLE Plans. An account established for the Funds' Class D shares will also be exempt from the Funds' minimum and subsequent purchase requirements. In addition, the Funds reserve the right to waive their minimum purchase requirements.

Additional investments may be made at any time by sending a check payable to the Funds along with an investment stub found at the bottom of the Funds' Shareholder Statement form. If the stub is not available, you may send a check payable to the "DLJ Winthrop Funds" directly to the Transfer Agent at the address listed above. Please reference the account number to be credited on the check, as well as the Fund you have selected to purchase.

                           Selling Shares of the Money
  Funds or Class A, Class B or Class C shares of the Other DLJ Winthrop Funds

Will you be requesting a redemption of your holdings in the DLJ Winthrop Funds through the Funds' Telephone Redemption Privilege?

Yes.

Call 1-800-225-8011 to sell your shares. Requests for redemptions of more than $50,000 must be made in writing and be accompanied by a signature guarantee.

(A "signature guarantee" is a signature guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association.)

Remember, DLJ has a minimum account size of $250.

No.

For shares held at the Fund, write to the Fund at:

DLJ Winthrop Funds
PFPC, Inc.
P.O. Box 61503
(211 S. Gulph Road)*
King of Prussia, PA 19406-3101

Remember, any account that has less than $250, the Fund may redeem.

* For overnight delivery.

For shares purchased through a broker-dealer: call your broker or securities dealer representative.

Your redemption will be processed at the net asset value per share, next computed following the receipt of your request in proper form. If you own Class B or Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the net asset value and deducted from your redemption. The value of your shares may be more or less than your investment depending on the net asset value of your Fund on the day you redeem.

The DLJ Winthrop Funds have a minimum account size of $250. You may be requested to increase your balance if it falls below $250. The Funds reserve the right to close such account and send the proceeds to you. A Fund will not redeem involuntarily any shareholder account with an aggregate balance of less than $250 based solely on the market movement of such Fund's shares.

For information concerning circumstances in which redemptions may be effected through the delivery of in-kind portfolio securities, see your Statement of Additional Information.

Purchasing additional shares

Decide if you are making additional purchases by mail, wire, or automatic investment. If using mail or wire, please check to make sure funds meet the $25.00 minimum.

By Mail:

Complete the investment stub found at the bottom of the Funds' shareholder statement form, or if an investment stub is not available, reference on the check the account number to be credited and the Fund you have selected to purchase and mail to:

DLJ Winthrop Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA. 19406-3101

By Wire:

Please call the Transfer Agent at 800-225-8011 (option #2) to notify them of the impending wire.

Provide your bank with funds and with the following information:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO Shareholder name and account number

Purchase should reference your name, account number, and name of Fund.

Automatic Investment Program:

The automatic investment program requires purchases of at least $25.00. Fill out the application, designating the automatic investment option and provide your bank information. The Fund automatically deducts payment from your account on a regular basis.

Provide your bank with funds and with the following information:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO Shareholder name and account number

Shares of the Money Funds or Class A, Class B or Class C shares of the other DLJ Winthrop Funds may be purchased directly by using the Share Purchase Application found in the prospectus, or through Donaldson, Lufkin & Jenrette Securities Corporation, or by contacting your securities dealer. Shareholders should read the prospectus carefully before investing in the Funds.

The minimum initial investment in each Fund is $250. The minimum for additional investments is $25. There is a maximum purchase limitation in the Funds' Class B shares of $250,000 and $1,000,000 in the Funds' Class C shares. Each of the Funds, except the Money Funds, offers Class A, Class B and Class C shares. Class A shares may be purchased at a price equal to net asset value of the Fund plus an initial sales charge imposed at the time of purchase. On a purchase of $1,000,000 or more, there is no initial sales charge, but there could be a CDSC if the shares are redeemed within one year of purchase. Class B shares may be purchased for net asset value, but may be subject to a CDSC upon redemption. The CDSC declines from 4% during the first year of purchase to zero after four years. Class B shares will convert to Class A shares approximately eight years from the time of purchase. Class C shares may be purchased for net asset value, but may be subject to a 1% CDSC if redeemed in the first year. Class D shares are offered exclusively to employees of DLJ and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan. These employees should contact the DLJ Hotline at 1-877-401k-DLJ to learn how to purchase Class D shares. Shares of the Money Funds may be purchased at a price equal to the net asset value per share which is expected to be $1.00.

OTHER SHAREHOLDER INFORMATION

Classes of Shares and Sales Charges

The DLJ Winthrop Funds, except the Money Funds, offer Class A shares, Class B shares, and Class C shares to the general public. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan. Class D shares are only offered by the Growth Fund, the Growth and Income Fund, the Fixed Income Fund, the High Income

Fund and the International Equity Fund. Shares held in each Fund are normally entitled to one vote (with proportional voting for fractional shares) for all purposes.

With respect to the DLJ Winthrop Focus Funds and DLJ Winthrop Opportunity Funds, each class is identical in all respects except that each class bears different distribution service fees (except for Class D shares, which are not subject to any distribution service fees and are offered only to a limited group of investors). Each class has different exchange privileges and only Class B shares have a conversion feature. Class A, Class B and Class C have exclusive voting rights with respect to that class's 12b-1 Plan.

CLASS A Shares

[side bar]

Offering Price:

The offering price for Class A shares (with a sales charge) is NAV plus the applicable sales charge (unless you are entitled to a waiver).

[end side bar]

The offering price for Class A shares of the Funds is the net asset value plus the applicable sales charge from the schedule below.

                          Initial Sales Charge-Class A

                             Fixed Income Funds (1)
--------------------------------------------------------------------------------
Amount Purchased       As a % of Amount  As a % of Offering Commission to
                       Invested          Price              Dealer/Agent as a %
                                                            of Offering Price
--------------------------------------------------------------------------------
Less than $50,000      4.99%             4.75%              4.25%
--------------------------------------------------------------------------------
$50,000 to less than   4.71%             4.50%              4.00%
  $100,000
--------------------------------------------------------------------------------
$100,000 to less than  3.63%             3.50%              3.25%
  $250,000
--------------------------------------------------------------------------------
$250,000 to less than  2.56%             2.50%              2.25%
$500,000
--------------------------------------------------------------------------------
$500,000 to less than  2.04%             2.00%              1.75%
$1,000,000
--------------------------------------------------------------------------------
$1,000,000 or more     0                 0                  1.00%*
--------------------------------------------------------------------------------

                                Equity Funds(2):
--------------------------------------------------------------------------------
Amount Purchased       As a % of Amount  As a % of Offering Commission to
                       Invested          Price              Dealer/Agent as a %
                                                            of Offering Price
--------------------------------------------------------------------------------
Less than $50,000.     6.10%             5.75%              5.00%
--------------------------------------------------------------------------------
$50,000 to less than   4.99%             4.75%              4.00%
  $100,000
--------------------------------------------------------------------------------
$100,000 to less than  3.90%             3.75%              3.00%
  $250,000.
--------------------------------------------------------------------------------
$250,000 to less than  2.56%             2.50%              2.00%
  $500,000.
--------------------------------------------------------------------------------
$500,000 to less than  2.04%             2.00%              1.75%
  $1,000,000
--------------------------------------------------------------------------------
$1,000,000 or more     0                 0                  1.00%*
--------------------------------------------------------------------------------

(1) The Fixed Income Funds include the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund.

(2) The Equity Funds include the Growth Fund, Growth and Income Fund, the Small Company Value Fund, the Developing Markets Fund and the International Equity Fund.

*On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below). The Distributor may pay the dealer a fee of up to 1% as follows: 1% on purchases up to and including $3 million, .50% on the next $47 million, .25% on purchases over $50 million. In addition, Class A shares issued upon conversion of Class B shares of the Funds are not subject to an initial sales charge.

From time to time, the Distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares.

In addition, investors may be charged a fee by a securities dealer if they effect transactions through a broker or agent.

The initial sales charge is waived for the following shareholders or transactions:

(1) investment advisory clients of the Advisers;

(2) officers, Trustees and retired Trustees of the Funds, directors or trustees of other investment companies managed by the Advisers, officers, directors and full-time employees of the Advisers and of their wholly-owned subsidiaries or parent entities ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

(3) certain employee benefit plans for employees of the Advisers and Related Entities;

(4) full-time employees of the Funds' Transfer Agent or an entity that provides distribution to the Funds, an agent or broker of a dealer that has a sales agreement with the Distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

(5) shares purchased by registered investment advisers on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and for which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers perform advisory, custodial, record keeping or other services;

(6) shareholders who received shares in the DLJ Winthrop Funds as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares;

(7) shares purchased for 401(k) Plans, 403(b) Plans and 457 Plans; and employee benefit plans sponsored by an employer; and

(8) Class B shares which are automatically converted to Class A shares.

Reduced sales charges are available to participants in the following programs:

Letter of Intent. By initially investing at least $250 and submitting a Letter of Intent to the Funds' Distributor or Transfer Agent, you may purchase shares of a DLJ Winthrop Fund over a 13-month period at the reduced sales charge, which applies, to the aggregate amount of the intended purchases stated in the Letter. The Letter only applies to purchases made up to 90 days before the date of the Letter.

Right of Accumulation. For investors who already have an account with the Funds, reduced sales charges based upon the Funds' sales charge schedules are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current net asset value of the shares the investor currently owns to the amount being invested. The Right of Accumulation is illustrated by the following example: If a previous purchase currently valued in the amount of $50,000 had been made subject to a sales charge and the shares are still held, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. It is the investor's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation.

Concurrent Purchases. To qualify for a reduced sales charge, you may combine concurrent purchases of shares purchased in any DLJ Winthrop Fund. For example, if the investor concurrently invests $25,000 in one Fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase. In order to exercise the Concurrent Purchases privilege, the investor must notify the Distributor or Transfer Agent prior to his or her purchase.

Combined Purchase Privilege. By combining the investor's holdings of shares in any DLJ Winthrop Fund, the investor can reduce the initial sales charges on any additional purchases of Class A shares. The investor may also use these combinations under a Letter of Intent. This allows the investor to make purchases over a 13-month period and qualify the entire purchase for a reduction in initial sales charges on Class A shares. A combined purchase of $1,000,000 or more may trigger the payment of a dealer's commission and the applicability of a Limited CDSC. See "Other Shareholder Information - Class A Limited CDSC."

Reinstatement Privilege. The Reinstatement Privilege permits shareholders to reinvest the proceeds provided by a redemption of a Fund's Class A shares within 120 days from the date of redemption without an initial sales charge. It is the investor's responsibility to notify the Transfer Agent prior to his or her purchase in order to exercise the Reinstatement Privilege. In addition, a CDSC paid to the Distributor will be eligible for reimbursement at the current net asset value of the applicable Fund if a shareholder reinstates his Fund account holdings within 120 days from the date of redemption.

CLASS B SHARES

You may choose to purchase Class B shares at the Fund's net asset value although such shares may be subject to a CDSC when you redeem your investment. The CDSC does not apply to investments held for more than four years or shares received pursuant to dividend reinvestment.

Where the CDSC is imposed, the amount of the CDSC will depend on the number of years that you have held the shares according to the table on this page. The CDSC will be assessed on an amount equal to the lesser of the then current net asset value or the original purchase price of the shares identified for redemption.

[sidebar]

Year after Purchase/ CDSC Percentage
          1st                         4%
          2nd                         3%
          3rd                         2%
          4th                         1%
   After 4th  year                    None

[end sidebar]

The CDSC on Class B shares will be waived for the following shareholders or transactions:

(1) shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

(2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

(3) redemptions made pursuant to a DLJ Winthrop Fund's systematic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect systematic withdrawals on a semi-annual or annual basis are not eligible for the waiver; and

(4) liquidations, distributions or loans from the following types of retirement plan accounts:

o     Section 401(k) retirement Plans;
o     Section 403(b) Plans; or
o     Section 457 Plans;and

(5) A total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.

Redemptions effected by the Funds pursuant to their right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC.

Class A Limited CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the Funds upon certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above (i.e., purchases of $1,000,000 or more).

The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of:

o the net asset value at the time of purchase of the Class A shares being redeemed; or
o     the net asset value of such Class A shares at the time of redemption.

For purposes of this formula, the "net asset value at the time of purchase" will be the "net asset value at the time of purchase" of such Class A shares even if those shares are later exchanged, and in the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to a DLJ Winthrop Fund's systematic withdrawal plan under the same circumstances as outlined in item (3) above related to the waiver of the CDSC on Class B shares.

CLASS C SHARES

You may choose to purchase Class C shares at the Fund's net asset value, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another DLJ Winthrop Fund, the 1% CDSC also will apply to those Class C shares. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be waived under the circumstances that would result in a waiver of the CDSC on Class B shares.

CLASS D SHARES

Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees. These employees should contact the DLJ 401(k) Hotline at 1-877-401k -DLJ to learn how to purchase Class D shares.

ADDITIONAL SHAREHOLDER SERVICES

The following privileges are provided by the Transfer Agent and do not apply to Class D shares:

Exchange Privilege. You may exchange shares of Class A, Class B or Class C of a Fund for shares of the same class in any other DLJ Winthrop Fund. Shareholders whose initial investment was directly into a Money Fund may exchange such shares for either Class A, Class B or Class C of the other DLJ Winthrop Opportunity Funds or the DLJ Winthrop Focus Funds. Shares of each Money Fund purchased pursuant to the DLJ Winthrop Funds' exchange privilege will be eligible for exchange into the DLJ Winthrop Opportunity Funds or DLJ Winthrop Focus Funds provided that the exchange is directed into the same class of shares upon which the initial investment was made. Shareholders whose initial investment was invested directly into a Money Fund will, upon an exchange request, automatically be exchanged into Class A shares of the requested Fund (unless otherwise indicated on the purchase application or by written notice to the Transfer Agent). You should be aware that for federal income tax purposes an exchange is treated as a sale and a purchase of shares which may result in recognition of a gain or loss.

Automatic Monthly Investment Plan. You may elect on the Application to make additional investments in a Fund automatically by authorizing DLJ Winthrop to withdraw funds from your bank or other cash account and purchase additional shares with those funds. You select the date (either the 10th, 15th or 20th of each month) and amount (subject to a minimum of $25). The plan may be terminated at any time without penalty by you or the Fund.

Automatic Exchange Plan. You may authorize the DLJ Winthrop Funds in advance to exchange a set dollar amount of shares in one Fund for shares of the same class of another Fund or for shares of the Money Funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum exchange amount under the Automatic Exchange Plan is $50. These exchanges are subject to the terms of the Exchange Privilege described above.

Dividend Direction Option. A shareholder may elect on the Application to have his or her dividends paid to another individual or directed for reinvestment within the same class of another Fund provided that an existing account in such other Fund is maintained by the shareholder.

Systematic Withdrawal Plan. Any shareholder who owns or purchases shares of a Fund having a current net asset value of at least $10,000 may establish a Systematic Withdrawal Plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly, quarterly, semi-annual or annual basis. A CDSC which may otherwise be imposed on a redemption will be waived in connection with redemptions made pursuant to DLJ Winthrop Funds' Systematic Withdrawal Plan up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestment) not to exceed 12% over any 12 month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver.

Checkwriting Privileges. Shareholders of the Money Funds may redeem shares by writing checks of at least $100 against their account balance. Investments in the Money Funds will continue to earn dividends until a shareholder's check is presented to the Money Funds for payment. Checks will be returned by the Transfer Agent if there are insufficient shares to meet the withdrawal amount.

You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. There is currently no charge to shareholders for checkwriting, but the Money Funds reserve the right to impose a charge in the future. The Money Funds may modify, suspend or terminate checkwriting privileges at any time upon notice to shareholders and will terminate checkwriting privileges without notice for accounts whose assets are exchanged completely out of the Money Funds. In addition, Boston Safe Deposit & Trust., as agent for the Transfer Agent in processing redemptions via the checkwriting privilege, reserves the right to terminate checkwriting privileges at any time without notice to you. Checkwriting privileges are not available for accounts subject to a CDSC.

Retirement Plans. DLJ Winthrop offers a range of qualified retirement plans including Traditional, Educational and Roth IRAs, SEPs, SIMPLE plans and other pension and profit sharing plans. Semper Trust Company serves as custodian under these prototype retirement plans and charges an annual account maintenance fee of $15 per participant, regardless of the number of Funds selected. For more information you should write or telephone the Transfer Agent at 1-800-225-8011. For a more detailed explanation of the retirement plans offered by the Funds, see each Fund's Statement of Additional Information.

Additional information concerning shareholder services is available by contacting the Funds at the address or telephone number listed on the last page of this Prospectus.

The Funds do not permit market-timing. Do not invest in these Funds if you are a market-timer. DLJ reserves the right to impose short-term redemption fees to discourage market-timing in the Funds.

DISTRIBUTION CHARGES

Each Fund has adopted 12b-1 Plans pursuant to the rules of the 1940 Act. These plans allow each Fund to collect distribution and service fees for the sale and servicing of the individual classes of each Fund's shares. Since these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. The following payments were made in the fiscal year ending October 31, 1999. The Funds do not pay any of the expenses for distributing Class D shares.

FUND                                 % OF AVERAGE
                                     NET ASSETS' FEES PAID
--------------------------------------------------------------------------------
Growth Fund Class A                    0.30%               $362,168
Growth Fund Class B                    1.00%               $252,991
Growth Fund Class C*                   1.00%               NA
--------------------------------------------------------------------------------
Growth and Income Fund Class A         0.30%               $522,846
Growth and Income Fund Class B         1.00%               $389,799
Growth and Income Fund Class C*        1.00%               N/A
--------------------------------------------------------------------------------
Small Company Value Fund Class A       0.30%               $632,837
Small Company Value Fund Class B       1.00%               $213,205
Small Company Value Fund Class C*      1.00%               N/A
--------------------------------------------------------------------------------
Fixed Income Fund Class A              0.30%               $133,853
Fixed Income Fund Class B              1.00%               $54,120
Fixed Income Fund Class C*             1.00%                N/A
--------------------------------------------------------------------------------
Municipal Trust Fund Class A           0.30%               $114,538
Municipal Trust Fund Class B           1.00%               $13,582
Municipal Trust Fund Class C*          1.00%               N/A
--------------------------------------------------------------------------------
High Income Fund Class A               0.25%               $13,858
High Income Fund Class B               1.00%               $5,164
High Income Fund Class C*              1.00%               N/A
--------------------------------------------------------------------------------
International Equity Fund Class A      0.25%               $112,495
International Equity Fund Class B      1.00%               $58,838

International Equity Fund Class C*     1.00%               N/A
--------------------------------------------------------------------------------
Developing Markets Fund Class A        0.25%               $36,671
Developing Markets Fund Class B        1.00%               $25,503
Developing Markets Fund Class C*       1.00%               N/A
--------------------------------------------------------------------------------
U.S. Government Money Fund             0.25%               $146,518
Municipal Money Fund                   0.25%               $133,071
--------------------------------------------------------------------------------

*Prior to the date of this prospectus, the Class C shares of each Fund were not available for purchase.

[side bar]

Distribution and Service Fees:

Distribution and service fees are used to pay the Distributor to promote the sale of shares and the servicing of accounts of each Fund.

The expenses incurred by the Distributor under the 12b-1 Plans include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance.

Distribution fees also allow the Distributor to compensate broker/dealers or other persons or entities for providing distribution assistance, as well as financial intermediaries for providing administrative and accounting services for their account holders.

[end side bar]

DIVIDEND AND DISTRIBUTION INFORMATION

Dividends are declared daily and paid monthly to shareholders of the Money Funds, Fixed Income Fund, Municipal Trust Fund and the High Income Fund from net investment income. Dividends are paid to shareholders of the Growth and Income Fund quarterly, if net investment income has been earned, and to shareholders of the Growth Fund, the Small Company Value Fund and the International Funds once a year. Capital gains earned in any of the Funds are normally distributed to shareholders once a year. For purposes of this calculation, net investment income consists of all accrued income on fund assets less the Fund's expenses applicable to that dividend period.

For your convenience, dividends and capital gains are automatically reinvested in your Fund. If you ask us to pay the distributions in cash, the Fund will send you a check instead of purchasing more shares of your Fund. You will receive a confirmation that shows the payment amount and a summary of all transactions. Checks are normally mailed within five business days of the payment date.

TAXES

As with any investment, you should consider how your investment in the Funds will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal income tax purposes, a Fund's income and short-term capital gain distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state and local income taxes. The distributions are taxable when they are paid, whether you receive them in cash or participate in the dividend reinvestment program. Each January, your Fund will mail you a form indicating the federal tax status of your dividend and capital gain distributions. For individuals, long-term capital gains are generally subject to a maximum tax rate of 20%. If you hold shares in a tax-deferred retirement account, your distributions will be taxed when you receive a distribution from your tax-deferred account.

Distributions to shareholders of tax-exempt interest income earned by the Municipal Trust Fund and the Municipal Money Fund are not subject to federal income tax if, at the close of each quarter of each Fund's taxable year, at least 50% of the value of each Fund's total assets consists of tax-exempt obligations. Both Funds intend to meet this requirement. Because the Municipal Trust Fund and Municipal Money Fund can invest in taxable municipal bonds and other taxable securities as well as tax-exempt municipal bonds, the portion of their dividends exempt from or subject to regular federal income taxes cannot be predicted. In addition, these distributions may also be subject to state and local taxes.

If you are subject to the AMT, you should be aware that a portion of the distributions out of tax-exempt interest earned by the Municipal Trust Fund and the Municipal Money Fund may be taxable.

When you redeem your shares, the tax treatment of any gains or losses may be affected by the length of time for which you hold your shares.

As a shareholder, you must provide your Fund with a correct taxpayer identification number (generally your Social Security number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires your Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the Statement of Additional Information for your Fund for more information on the tax consequences of your investment. You should also consult your own tax adviser for further information.

[side bar]

The Taxpayer Relief Act of 1997:

The Taxpayer Relief Act of 1997 made certain changes to capital gains tax rates. Under this law, certain taxpayers will pay a lower tax rate when it comes to capital gains.

The Fund will provide information relating to the portion of any Fund distribution that is eligible for the reduced capital gains tax rate.

[end side bar]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand your Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations.) Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds' independent auditors, whose unqualified reports, along with the Funds' financial statements, are included in the Statements of Additional Information, which are available upon request. Additional information about the performance of the Focus Funds and the Opportunity Funds is contained in each Fund's annual report to shareholders, which may be obtained without charge. Prior to February 28, 1996, the Focus Funds offered only a single class of shares. Accordingly, the data presented below with respect to Class A shares of the Focus Funds for periods prior to such date have been obtained from the financial statements for the Focus Funds' sole class of shares outstanding during such prior fiscal years.

                                       Net Asset     Net             Net Realized      Total from     Dividends      Distributions
                                       Value         Investment      and Unrealized    Investment     from Net       from Capital
                                       Beginning     Income/(Loss)   Gains/(Losses)    Operations     Investment     Gains
                                       of Period                     on Securities                    Income
GROWTH FUND CLASS A
Year Ended
October 31, 1999                         $16.52        ($0.030)*         $5.040          $5.010       $      --         ($0.260)
Year Ended
October 31, 1998                          14.56         (0.003)*          2.882           2.879          (0.017)         (0.902)
Year Ended                                12.69          0.028            3.065           3.093          (0.048)         (1.175)
October 31, 1997
Year Ended                                11.35          0.053            2.107           2.160          (0.038)         (0.782)
October 31, 1996
Year Ended                                10.82          0.037            1.190           1.227          (0.012)         (0.685)
October 31, 1995
Class B
Year Ended
October 31, 1999                          16.25         (0.165)*          4.925           4.760              --          (0.260)
Year Ended                                14.41         (0.115)*          2.857           2.742              --          (0.902)
October 31, 1998
Year Ended                                12.63         (0.030)           3.016           2.986          (0.031)         (1.175)
October 31, 1997
Year Ended                                11.88         (0.013)           0.763           0.750              --              --
October 31, 1996+
CLASS D
Year Ended
October 31, 1999++                        20.29          0.005*           0.975           0.980              --              --

GROWTH AND INCOME FUND CLASS A
Year Ended
October 31, 1999                         $22.60         $0.119*          $2.872          $2.991         ($0.091)        ($2.010)
Year Ended
October 31, 1998                          20.09          0.202*           3.509           3.711          (0.170)         (1.031)
Year Ended                                17.18          0.211            4.588           4.799          (0.214)         (1.675)
October 31, 1997
Year Ended                                14.57          0.266            2.935           3.201          (0.241)         (0.350)
October 31, 1996
Year Ended                                13.38          0.254            1.769           2.023          (0.266)         (0.567)
October 31, 1995

CLASS B
Year Ended
October 31, 1999                          22.55         (0.042)*          2.882           2.840          (0.010)         (2.010)
Year Ended                                20.06          0.045*           3.500           3.545          (0.024)         (1.031)
October 31, 1998
Year Ended                                17.15          0.079            4.577           4.656          (0.071)         (1.675)
October 31, 1997
Year Ended                                16.05          0.136            1.109           1.245          (0.145)             --
October 31, 1996+
CLASS D
Year Ended
October 31, 1999+++                       23.73          0.098*          (0.260)         (0.162)         (0.068)             --

SMALL COMPANY VALUE FUND CLASS A
Year Ended                               $19.54         $0.058*          $1.009          $1.067         ($0.073)        ($0.014)
October 31, 1999
Year Ended                                23.34          0.066*          (2.548)         (2.482)         (0.063)         (1.255)
October 31, 1998
Year Ended                                18.41          0.073            5.661           5.734          (0.081)         (0.723)
October 31, 1997
Year Ended                                16.61          0.084            2.162           2.246          (0.037)         (0.409)
October 31, 1996
Year Ended                                15.65          0.035            1.621           1.656              --          (0.696)
October 31, 1995
Class B
Year Ended                                19.23         (0.143)*          1.057           0.914              --          (0.014)
October 31, 1999
Year Ended                                23.12         (0.089)*         (2.546)         (2.635)             --          (1.255)
October 31, 1998
Year Ended                                18.34         (0.021)           5.576           5.555          (0.052)         (0.723)
October 31, 1997
Year Ended                                17.41         (0.023)           0.953           0.930              --              --
October 31, 1996+

FIXED INCOME FUND CLASS A
Year Ended                               $10.46         $0.496          ($0.525)        ($0.029)        ($0.496)        ($0.105)
October 31, 1999
Year Ended                                10.16          0.531            0.300           0.831          (0.531)             --
October 31, 1998
Year Ended                                10.07          0.575            0.090           0.665          (0.575)             --
October 31, 1997
Year Ended                                10.22          0.577           (0.150)          0.427          (0.577)             --
October 31. 1996
Year Ended                                 9.66          0.588            0.560           1.148          (0.588)             --
October 31, 1995
CLASS B
Year Ended                                10.46          0.425           (0.525)         (0.100)         (0.425)         (0.105)
October 31, 1999
Year Ended                                10.16          0.456            0.300           0.756          (0.456)             --
October 31, 1998
Year Ended                                10.07          0.504            0.090           0.594          (0.504)             --
October 31, 1997
Year Ended                                10.22          0.339           (0.150)          0.189          (0.339)             --
October 31, 1996+
CLASS D
Year Ended                                10.09          0.263           (0.260)          0.003          (0.263)             --
October 31, 1999+++

+ For the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996.

++ For the period May 13,1999 (commencement of offering of Class D shares) to October 31, 1999.

+++ For the period April 30, 1999 (commencement of offering of Class D shares) to October 31, 1999.

*     Based on average shares outstanding.

** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. An initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.

Total               Net Asset       Total Return **   Net Assets End     Ratio of       Ratio of Net
Distributions       Value End of                      of Period (000     Expenses to    Investment Income/  Portfolio
                    Period                            omitted)           Average Net    (Loss) to Average   Turnover
                                                                         Assets (2)     Net Assets (2)      Rate
----------------------------------------------------------------------------------------------------------------------
      ($0.260)        $21.27              30.77%       $135,677           1.23%            (0.16%)            34.7%
       (0.919)         16.52              21.00          97,078           1.29             (0.02)             21.0
       (1.223)         14.56              26.48          82,926           1.36              0.21              41.1
       (0.820)         12.69              20.32          68,096           1.48              0.47              60.6
       (0.697)         11.35              12.21          55,946           1.63              0.35             101.7

       (0.260)         20.75              29.73          32,783           1.93             (0.86)             34.7
       (0.902)         16.25              20.20          17,438           1.99             (0.72)             21.0
       (1.206)         14.41              25.66          10,378           2.06             (0.51)             41.1
           --          12.63               6.40           3,177           2.17(1)          (0.34)(1)          60.6
           --          21.27               4.83           4,839           1.17(1)           0.07(1)           34.7

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
      ($2.101)        $23.49              14.37%       $174,213           1.11%             0.52%             24.5%
       (1.201)         22.60              19.14         163,936           1.13              0.92              32.7
       (1.889)         20.09              30.53         145,586           1.22              1.15              19.8
       (0.591)         17.18              22.60         113,803           1.36              1.68              44.0
       (0.833)         14.57              16.10          87,975           1.58              1.94              31.8

       (2.020)         23.37              13.66          41,144           1.81             (0.18)             24.5

       (1.055)         22.55              18.29          33,325           1.83              0.22              32.7
       (1.746)         20.06              29.59          19,664           1.92              0.39              19.8
       (0.145)         17.15               7.67           6,545           1.99(1)           1.06(l)           44.0

       (0.068)         23.50              (0.67)         48,152           0.97(1)           0.99(1)           24.5

----------------------------------------------------------------------------------------------------------------------
       (0.087)        $20.52               5.47%       $188,192           1.37%             0.33%             29.6%
       (1.318)         19.54             (11.20)        237,873           1.29              0.30              41.5
       (0.804)         23.34              32.48         283,001           1.35              0.37              21.1
       (0.446)         18.41              13.80         227,716           1.47              0.48              35.1
       (0.696)         16.61              11.10         202,730           1.64              0.23              25.1
       (0.014)         20.13               4.75          19,257           2.07             (0.71)             29.6
       (1.255)         19.23             (11.98)         22,284           1.99             (0.40)             41.5
       (0.775)         23.12              31.55          18,395           2.05             (0.32)             21.1
           --          18.34               5.28           6,305           2.15(1)          (0.34)(1)          35.1

----------------------------------------------------------------------------------------------------------------------
      ($0.601)         $9.83              (0.26%)       $43,060           1.00%             4.91%             84.3%
       (0.531)         10.46               8.46          47,834           1.00              5.24             114.0
       (0.575)         10.16               6.84          54,755           1.00              5.74             119.3
       (0.577)         10.07               4.34          56,388           1.00              5.72              90.2
       (0.588)         10.22              12.23          53,885           1.00              5.90              66.1

       (0.530)          9.83              (0.97)          4,471           1.70              4.21              84.3

       (0.456)         10.46               7.71           5,849           1.70              4.50             114.0
       (0.504)         10.16               6.10           3,375           1.70              4.99             119.3
       (0.339)         10.07               2.23           1,629           1.70(1)           5.03(1)           90.2

       (0.263)          9.83               0.04         116,424           0.70(1)           6.30(1)           84.3
----------------------------------------------------------------------------------------------------------------------

(1)   Annualized

(2)   See footnote (3) on page 51.

                          Net Asset     Net         Net Realized    Contrib-     Total from    Dividends    Distrib        Tax
                          Value         Investment  and Unrealized  ution        Investment    from Net     -utions        Return
                          Beginning of  Income/     Gains/(Losses)  from         Operations    Investment   from Capital   of
                          Period        (Loss)      on Securities   Sub-Advisor                Income       Gains          Capital
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL TRUST FUND
CLASS A
Year Ended October 31,       $10.53       $0.377        ($0.480)   $       --       ($0.103)      ($0.377)   $       --   $     --
1999
Year Ended October 31,        10.29        0.383          0.240            --         0.623        (0.383)           --         --
1988
Year Ended October 31,        10.01        0.445          0.280            --         0.725        (0.445)           --         --
1997
Year Ended October 31,        10.06        0.425         (0.050)           --         0.375        (0.425)           --         --
1996
Year Ended October 31,         9.51        0.389          0.550            --         0.939        (0.389)           --         --
1995
CLASS B
Year Ended October 31,        10.53        0.305         (0.480)           --        (0.175)       (0.305)           --         --
1999
Year Ended October 31,        10.29        0.318          0.240            --         0.558        (0.318)           --         --
1998
Year Ended October 31,        10.01        0.370          0.280            --         0.650      (0..370)            --         --
1997
Year Ended October 31,        10.12        0.248         (0.110)           --         0.138        (0.248)           --         --
1996+
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
FUND CLASS A
Year Ended October 31,       $12.20      ($0.060)**      $2.560            --        $2.500           $--       ($0.700)        --
1999
Year Ended October 31,        11.42       (0.060)**       0.990            --         0.930        (0.060)       (0.090)        --
1998
Year Ended October 31,        10.38       (0.070)**       1.110            --         1.040            --            --         --
1997
Year Ended October 31,         9.58       (0.040)**       0.840            --         0.800            --            --         --
1996
Year Ended October 31,        10.00           --         (0.420)                     (0.420)           --            --         --
1995*
CLASS B
Year Ended October 31,        11.98       (0.150)**       2.500            --         2.350            --        (0.700)        --
1999
Year Ended October 31,        11.24       (0.150)**       0.980            --         0.830            --        (0.090)        --
1998
Year Ended October 31,        10.29       (0.150)**       1.100            --         0.950            --            --         --
1997
Year Ended October 31,         9.57       (0.130)**       0.850            --         0.720            --            --         --
1996
Year Ended October 31,        10.00       (0.020)**      (0.410)           --        (0.430)           --            --         --
1995*
CLASS D
Year Ended October 31,        12.69       (0.140)**       1.470            --         1.330            --            --         --
1999+++

------------------------------------------------------------------------------------------------------------------------------------
DEVELOPING MARKETS
FUND CLASS A
Year Ended October 31,        $7.14       $0.030**       $2.580        $0.230        $2.840       ($0.010)           --    $(0.020)
1999
Year Ended October 31,         9.52        0.020**       (2.400)           --        (2.380)           --            --         --
1998
Year Ended October 31,         9.96       (0.020)**      (0.400)           --        (0.420)           --        (0.020)        --
1997
Year Ended October 31,         9.53       (0.010)**       0.440            --         0.430            --            --         --
1996
Year Ended October 31,        10.00           --         (0.470)           --        (0.470)           --            --         --
1995*
CLASS B
Year Ended                     6.96       (0.030)**       2.500        $0.230        $2.700    $       --    $       --         --
October 31, 1999
Year Ended October 31,         9.36       (0.040)**      (2.360)           --        (2.400)           --            --         --
1998
Year Ended October 31,         9.86       (0.190)**      (0.290)           --        (0.480)           --        (0.020)        --
1997
Year Ended October 31,         9.52       (0.080)**       0.420            --         0.340            --            --         --
1996
Year Ended October 31,        10.00       (0.010)**      (0.470)                     (0.480)                         --         --
1995*
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY FUND
Year Ended                    $1.00       $0.023      $      --    $       --        $0.023       ($0.023)   $       --   $     --
October 31, 1999
Year Ended October 31,         1.00        0.027             --            --         0.027        (0.027)           --         --
1998
Year Ended October 31,         1.00        0.020             --            --         0.020        (0.020)           --         --
1997***
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
Year Ended October 31,        $1.00       $0.042      $      --    $       --        $0.042       ($0.042)   $       --   $     --
1999
Year Ended October 31,         1.00        0.047             --            --         0.047        (0.047)           --         --
1998
Year Ended October 31,         1.00        0.032             --            --         0.032        (0.032)           --         --
1997***
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND CLASS A
Year Ended October 31,       $10.00       $0.563        ($0.340)           --        $0.223       ($0.563)   $       --    $    --
1999++
Class B
Year Ended October 31,        10.00        0.504         (0.340)           --         0.164        (0.504)           --         --
1999++
Class D
Year Ended October 31,        10.23        0.414         (0.580)           --        (0.166)       (0.414)           --         --
1999++++
------------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations for the International Equity Fund and the Developing Markets Fund was September 8, 1995.

**    Based on average shares outstanding.

*** Commencement of operations for the Municipal Money Fund and the U.S. Government Money Fund was February 24, 1997.

+ For the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996.

++    Commencement of operations for the High Income Fund was March 8, 1999.

+++ For the period May 17, 1999 (commencement of offering of Class D Shares) to October 31, 1999.

++++ For the period May 13,1999 (commencement of offering of Class D shares) to October 31, 1999.

Total               Net Asset       Total Return(2)   Net Assets End     Ratio of       Ratio of Net
Distributions       Value End of                      of Period (000     Expenses to    Investment Income   Portfolio
                    Period                            omitted)           Average Net    (Loss) to Average   Turnover
                                                                         Assets (3)     Net Assets (3)      Rate
----------------------------------------------------------------------------------------------------------------------
   ($0.377)          $10.05               (1.02%)       $29,912              1.00%           3.65%           76.5%
    (0.383)           10.53                6.28          44,306              1.00            3.78            51.5
    (0.445)           10.29                7.37          35,878              0.70            4.38            84.3
    (0.425)           10.01                3.83          38,794              0.80            4.26            79.3
    (0.389)           10.06               10.06          39,059              1.00            3.97            49.3

    (0.305)           10.05               (1.71)          1,044              1.70            2.94            76.5
    (0.318)           10.53                5.54           1,430              1.70            3.04            51.5
    (0.370)           10.29                6.62             546              1.40            3.66            84.3
    (0.248)           10.01                1.42             489              1.23(1)         3.81(1)         79.3
   ($0.700)          $14.00               21.76%        $48,181              2.15%          (0.44)%          82.0%
    (0.150)           12.20                8.20          44,286              2.15           (0.49)           69.7
        --            11.42               10.02          44,316              2.15           (0.59)           73.9
        --            10.38                8.35          42,170              2.15           (0.39)           94.1
        --             9.58               (4.20)         28,819              2.15(1)        (0.02)(1)          --
    (0.700)           13.63               20.86           5,527              2.90           (1.18)           82.0
    (0.090)           11.98                7.43           6,133              2.90           (1.24)           69.7
        --            11.24                9.23           6,821              2.90           (1.32)           73.9
        --            10.29                7.52           4,955              2.90           (1.25)           94.1
        --             9.57               (4.30)          1,803              2.90(1)        (1.77)(1)          --
        --            14.02               10.48%          1,586              1.90(1)        (1.19)(1)        82.0

----------------------------------------------------------------------------------------------------------------------
   ($0.030)           $9.95               39.82%        $16,023              2.15%           0.32%           36.9%
        --             7.14              (25.00)         16,355              2.15            0.22            43.6
    (0.020)            9.52               (4.18)         29,402              2.15           (0.17)           52.8
        --             9.96                4.51          36,918              2.15           (0.14)           26.8
        --             9.53               (4.70)         14,622              2.15(1)         0.32(1)           --
        --             9.66               38.79           2.685              2.90           (0.36)           36.9
        --             6.96              (25.64)          2,509              2.90           (0.50)           43.6
    (0.020)            9.36               (4.83)          4,941              2.90           (1.74)           52.8
        --             9.86                3.57           3,641              2.90           (0.83)           26.8
        --             9.52               (4.80)          1,004              2.90(1)        (1.00)(1)          --

----------------------------------------------------------------------------------------------------------------------
   ($0.023)           $1.00                2.37%        $44,347              0.90%           2.33%            N/A
    (0.027)            1.00                2.72          57,778              0.90            2.68             N/A
    (0.020)            1.00                2.90(1)       38,681              0.90(1)         2.87(1)          N/A
----------------------------------------------------------------------------------------------------------------------
   ($0.042)           $1.00                4.26%        $59,877              0.90%           4.19%            N/A
    (0.047)            1.00                4.79          56,697              0.90            4.68             N/A
    (0.032)            1.00                4.68(l)       35,174              0.90(1)         4.65(1)          N/A
----------------------------------------------------------------------------------------------------------------------
   ($0.563)           $9.66                2.19%        $10,488              1.10%(1)        8.61%(1)       188.4%
    (0.504)            9.66                1.60           1,447              1.85(1)         7.83(1)        188.4
    (0.414)            9.65               (1.63)            926              0.85(1)         9.36(1)        188.4
----------------------------------------------------------------------------------------------------------------------

(1)   Annualized

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. An initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized except for the Money Funds. Total return for the year ended October 31, 1999 excluding the effect of the contribution from the subadvisor for realized and unrealized securities losses was 36.59% and 35.49% for the Developing Markets Fund Class A and B Shares, respectively.

(3) Net of voluntary assumption by the investment adviser of expenses, expressed as a percentage of average net assets, as follows: Fixed Income Fund Class A shares, .14%, .30%, .30%, .34%, and .51%, for the years ended 10/31/99, 98, 97, 96, and 95 respectively; Fixed Income Fund Class B shares, .14%, .30%, and .30% for the years ended 10/31/99, 98 and 97, and .34% (annualized) for the period 2/28/96 through 10/31/96; Fixed Income Fund Class D shares, .14% for the period 4/30/99 through 10/31/99; Municipal Trust Fund Class A shares, .42%, .41%, .74%, .64%, and .58%, (annualized) for the years ended 10/31/99, 98, 97, 96, and 95, respectively; Municipal Trust Fund Class B shares, .42 %, .41 % and .74% for the years ended 10/31/99, 98 and 97, and .64% (annualized) for the period 2/28/96 through 10/31/96; Developing Markets Fund Class A and Class B shares, .76%, .61%, .34%, .54% and .60% (annualized) for the years ended 10/31/99, 98, 97, 96 and 95, respectively; International Equity Fund Class A and Class B shares, .04%,.10%, .18%, .27% and .60% (annualized) for the years ended 10/31/99, 98, 97, 96 and 95, respectively; International Equity Fund Class D shares, .04% (annualized) for the period 5/17/99 through 10/31/99; Municipal Money Fund, .14%, .15% and .40% (annualized) for the years ended 10/31/99, 98 and 97, respectively; and U.S. Government Money Fund, .19%, .25% and .45% (annualized) for the years ended 10/31/99, 98, and 97, respectively; and High Income Fund Class A, Class B and Class D shares 1.43% (annualized) for the period 3/8/99 through 10/31/99.

BACK  COVER

                              FOR MORE INFORMATION

General Information and Other Available Information

The Funds send out a semi-annual report and an annual report to all shareholders. These reports include a list of your Fund's investments and financial statements. The annual report contains a statement from the Fund's Adviser discussing market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Funds have Statements of Additional Information that contain additional information on all aspects of the Funds and are incorporated by reference into this Prospectus. The Statements of Additional Information have been filed with the Securities and Exchange Commission and are available for review at the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or on the SEC's web site at http://www.sec.gov. You can also obtain copies of Fund documents filed with the SEC by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing:

                     Securities and Exchange Commission
                     Public Reference Section
                     Washington, DC  20549-0102

                     Payment of a duplicating fee may be required.

Shareholders may obtain any of these documents free of charge and may request other information about the Funds by calling 800-225-8011.

DLJ Winthrop Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA. 19406-0903

DLJ WINTHROP FUNDS
SEC file numbers:  Focus Funds 811-04604
              Opportunity Funds 811-9054